UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2013

1.809104.109

BAL-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,455,168	$ 68,475
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza, Inc.	310,161	21,441
Extended Stay America, Inc. unit	385,036	9,695
Starbucks Corp.	519,045	42,281
Wynn Resorts Ltd.	689,565	114,378
Yum! Brands, Inc.	2,436,903	189,299
		377,094
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	4,410,969	123,860
Media - 3.1%
Comcast Corp. Class A	823,342	41,060
DIRECTV (a)	2,226,572	147,199
Legend Pictures LLC (o)(p)	8,571	15,454
Liberty Global PLC Class A (a)	517,735	44,427
The Walt Disney Co.	2,349,544	165,737
Time Warner, Inc.	2,253,304	148,065
Twenty-First Century Fox, Inc. Class A	5,549,918	185,867
		747,809
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,411,850	137,331
Target Corp.	482,793	30,865
		168,196
Specialty Retail - 1.2%
Gap, Inc.	407,400	16,691
Lowe's Companies, Inc.	2,364,994	112,290
TJX Companies, Inc.	2,398,433	150,813
		279,794
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	370,907	47,205
lululemon athletica, Inc. (a)	889,252	61,999
NIKE, Inc. Class B	504,768	39,947
Oxford Industries, Inc.	315,299	23,710
PVH Corp.	411,436	55,100
		227,961
TOTAL CONSUMER DISCRETIONARY		1,993,189
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.2%
Beverages - 1.9%
Ambev SA sponsored ADR	1,100,725	$ 8,321
Anheuser-Busch InBev SA NV	247,744	25,255
Coca-Cola Bottling Co. Consolidated	109,869	7,460
Coca-Cola Icecek A/S	318,728	9,147
Constellation Brands, Inc. Class A (sub. vtg.) (a)	295,269	20,790
Diageo PLC sponsored ADR	319,187	40,751
Embotelladora Andina SA sponsored ADR	249,432	7,458
Pernod Ricard SA	330,650	37,484
Remy Cointreau SA	410,186	34,974
The Coca-Cola Co.	6,793,346	273,025
		464,665
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,471,054	165,462
Drogasil SA	633,800	4,619
Kroger Co.	2,716,781	113,426
Sysco Corp.	536,075	18,028
Wal-Mart Stores, Inc.	711,557	57,643
		359,178
Food Products - 0.5%
Bunge Ltd.	439,098	35,181
ConAgra Foods, Inc.	455,195	15,017
Green Mountain Coffee Roasters, Inc.	242,076	16,311
Mead Johnson Nutrition Co. Class A	559,131	47,252
Nestle SA	275,736	20,115
		133,876
Household Products - 1.5%
Procter & Gamble Co.	4,293,893	361,632
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	86,975	11,119
Tobacco - 1.8%
Altria Group, Inc.	3,805,691	140,734
British American Tobacco PLC sponsored ADR	2,443,980	259,868
Philip Morris International, Inc.	278,361	23,811
Souza Cruz SA	776,500	7,827
		432,240
TOTAL CONSUMER STAPLES		1,762,710
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.9%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)(f)	794,549	$ 18,831
Cameron International Corp. (a)	1,221,881	67,680
Dril-Quip, Inc. (a)	140,700	15,274
Ensco PLC Class A	975,983	57,661
National Oilwell Varco, Inc.	1,127,673	91,905
Ocean Rig UDW, Inc. (United States) (a)	645,096	13,437
Oceaneering International, Inc.	229,287	17,699
Pacific Drilling SA (a)	541,625	6,120
Vantage Drilling Co. (a)	6,033,801	11,283
		299,890
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,589,702	141,197
Cabot Oil & Gas Corp.	1,333,800	45,949
Carrizo Oil & Gas, Inc. (a)	105,200	4,254
Chevron Corp.	1,279,894	156,710
Cobalt International Energy, Inc. (a)	751,547	16,707
Concho Resources, Inc. (a)	460,900	47,901
ConocoPhillips Co.	2,583,365	188,069
Continental Resources, Inc. (a)	296,789	31,908
EOG Resources, Inc.	443,658	73,204
Exxon Mobil Corp.	2,569,281	240,176
Forest Oil Corp. (a)	1,329,900	5,878
Kinder Morgan Holding Co. LLC	1,134,200	40,309
Marathon Oil Corp.	2,759,343	99,447
Noble Energy, Inc.	805,330	56,566
Peabody Energy Corp.	1,554,408	28,290
Phillips 66 Co.	1,588,017	110,542
Spectra Energy Corp.	1,363,900	45,759
Suncor Energy, Inc.	1,467,600	50,925
		1,383,791
TOTAL ENERGY		1,683,681
FINANCIALS - 12.0%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	768,704	83,212
BlackRock, Inc. Class A	251,469	76,132
Credit Suisse Group	480,831	14,350
Deutsche Bank AG	383,328	18,402
E*TRADE Financial Corp. (a)	2,163,465	38,769
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	247,600	$ 13,581
Invesco Ltd.	2,276,564	79,338
Morgan Stanley	2,117,927	66,291
Northern Trust Corp.	476,169	28,089
Oaktree Capital Group LLC Class A	218,700	12,186
The Blackstone Group LP	1,284,207	36,703
UBS AG	314,580	5,983
		473,036
Commercial Banks - 1.8%
Barclays PLC	10,188,486	45,150
BNP Paribas SA	295,700	22,199
Erste Group Bank AG	412,019	14,506
Huntington Bancshares, Inc.	4,059,637	37,267
KBC Groupe SA	138,606	7,910
Mitsubishi UFJ Financial Group, Inc.	5,316,900	34,339
Nordea Bank AB	608,800	7,866
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	917,556	11,433
Societe Generale Series A	778,457	44,781
Synovus Financial Corp.	5,298,345	18,491
U.S. Bancorp	4,664,972	182,960
UniCredit SpA	743,500	5,395
		432,297
Consumer Finance - 1.8%
Capital One Financial Corp.	4,439,301	317,987
Discover Financial Services	319,813	17,046
SLM Corp.	3,476,234	92,642
		427,675
Diversified Financial Services - 4.1%
Bank of America Corp.	19,776,208	312,860
Berkshire Hathaway, Inc. Class A (a)	104	18,174
Citigroup, Inc.	4,951,412	262,029
IntercontinentalExchange Group, Inc.	170,780	36,426
JPMorgan Chase & Co.	6,234,897	356,761
KBC Ancora (a)	352,974	13,420
		999,670
Insurance - 1.3%
ACE Ltd.	152,082	15,631
Direct Line Insurance Group PLC	7,852,560	30,221
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
esure Group PLC	2,735,986	$ 11,371
Fairfax Financial Holdings Ltd. (sub. vtg.)	45,900	17,677
Marsh & McLennan Companies, Inc.	1,329,477	63,084
MetLife, Inc.	2,313,547	120,744
The Travelers Companies, Inc.	497,040	45,101
Validus Holdings Ltd.	330,112	13,221
		317,050
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,213,065	94,340
Equity Lifestyle Properties, Inc.	671,549	23,840
Prologis, Inc.	432,995	16,424
Sun Communities, Inc.	559,015	22,808
		157,412
Real Estate Management & Development - 0.5%
Altisource Residential Corp. Class B	1,362,918	37,957
CBRE Group, Inc. (a)	3,012,991	73,035
		110,992
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	209,694	11,881
TOTAL FINANCIALS		2,930,013
HEALTH CARE - 9.4%
Biotechnology - 2.5%
Actelion Ltd.	303,790	25,305
Alexion Pharmaceuticals, Inc. (a)	592,704	73,792
Amgen, Inc.	1,318,358	150,398
Biogen Idec, Inc. (a)	459,285	133,638
CSL Ltd.	382,550	23,933
Gilead Sciences, Inc. (a)	2,799,998	209,468
Swedish Orphan Biovitrum AB (a)	125,100	1,302
		617,836
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	7,635,417	88,418
Covidien PLC	1,497,844	102,243
Quidel Corp. (a)(f)	670,072	16,859
Stryker Corp.	670,917	49,930
The Cooper Companies, Inc.	434,887	57,292
		314,742
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.3%
Brookdale Senior Living, Inc. (a)	986,764	$ 28,774
Cigna Corp.	1,296,860	113,410
HCA Holdings, Inc.	161,369	7,491
Henry Schein, Inc. (a)	539,167	61,465
McKesson Corp.	597,248	99,077
Phoenix Healthcare Group Ltd. (a)	269,500	348
		310,565
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	708,478	69,431
Thermo Fisher Scientific, Inc.	946,697	95,474
		164,905
Pharmaceuticals - 3.6%
AbbVie, Inc.	2,664,368	129,089
Actavis PLC (a)	612,471	99,876
Bristol-Myers Squibb Co.	869,054	44,652
Merck & Co., Inc.	612,143	30,503
Perrigo Co.	537,290	83,758
Pfizer, Inc.	8,577,835	272,175
Roche Holding AG (participation certificate)	86,445	24,100
Salix Pharmaceuticals Ltd. (a)	308,584	26,171
Shire PLC	1,203,288	54,484
Valeant Pharmaceuticals International, Inc. (Canada) (a)	500,483	54,874
Zoetis, Inc. Class A	1,978,061	61,617
		881,299
TOTAL HEALTH CARE		2,289,347
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	1,370,309	121,286
TransDigm Group, Inc.	539,969	84,516
United Technologies Corp.	1,292,611	143,299
		349,101
Air Freight & Logistics - 0.4%
FedEx Corp.	690,127	95,721
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	1,382,567	38,145
Stericycle, Inc. (a)	295,149	34,674
		72,819
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.0%
AMETEK, Inc.	2,925,816	$ 144,009
Eaton Corp. PLC	1,449,903	105,350
Hubbell, Inc. Class B	842,794	90,946
Roper Industries, Inc.	1,161,939	150,703
		491,008
Industrial Conglomerates - 0.9%
Danaher Corp.	2,908,166	217,531
Machinery - 0.8%
Cummins, Inc.	666,267	88,187
Ingersoll-Rand PLC	1,319,600	94,246
		182,433
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	1,672,297	108,883
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	1,370,247	103,029
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	304,060	78,423
TOTAL INDUSTRIALS		1,698,948
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	6,325,852	134,424
Juniper Networks, Inc. (a)	4,843,025	98,168
Polycom, Inc. (a)	1,033,985	11,115
QUALCOMM, Inc.	1,736,251	127,753
		371,460
Computers & Peripherals - 3.3%
Apple, Inc.	1,129,181	627,913
Electronics for Imaging, Inc. (a)	819,880	32,467
EMC Corp.	1,218,110	29,052
NCR Corp. (a)	3,156,423	110,317
		799,749
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	1,770,761	13,422
Jabil Circuit, Inc.	1,245,559	25,247
TE Connectivity Ltd.	1,505,693	79,380
		118,049
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.2%
Demand Media, Inc. (a)	1,118,323	$ 6,162
Demandware, Inc. (a)	203,704	11,544
eBay, Inc. (a)	2,513,426	126,978
Endurance International Group Holdings, Inc.	1,898,390	27,128
Facebook, Inc. Class A (a)	470,037	22,096
Google, Inc. Class A (a)	257,964	273,336
Halogen Software, Inc.	551,000	6,534
IAC/InterActiveCorp	314,413	17,988
Millennial Media, Inc.	476,936	2,730
Millennial Media, Inc.	953,874	5,460
Millennial Media, Inc.	173,845	0*
Responsys, Inc. (a)	494,477	8,362
Tencent Holdings Ltd.	184,800	10,689
Wix.com Ltd. (a)	687,395	14,092
Yahoo!, Inc. (a)	6,979,583	258,105
		791,204
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	595,311	55,894
Fidelity National Information Services, Inc.	1,788,888	90,661
FleetCor Technologies, Inc. (a)	99,258	12,088
Lionbridge Technologies, Inc. (a)	617,300	3,512
Luxoft Holding, Inc.	174,455	6,617
		168,772
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	1,303,377	27,501
NXP Semiconductors NV (a)	3,101,607	131,818
		159,319
Software - 3.3%
Adobe Systems, Inc. (a)	1,217,606	69,136
Aspen Technology, Inc. (a)	374,203	14,792
Citrix Systems, Inc. (a)	656,195	38,925
Covisint Corp.	369,400	4,688
Electronic Arts, Inc. (a)	3,360,211	74,529
Guidewire Software, Inc. (a)	698,231	33,327
Jive Software, Inc. (a)	939,581	10,420
Microsoft Corp.	8,418,721	321,006
Oracle Corp.	4,063,603	143,405
QLIK Technologies, Inc. (a)	177,167	4,443
salesforce.com, Inc. (a)	1,200,196	62,518
Ubisoft Entertainment SA (a)	1,169,094	15,393
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Xero Ltd. (a)(f)	270,757	$ 7,593
Xero Ltd. (p)	468,513	11,825
		812,000
TOTAL INFORMATION TECHNOLOGY		3,220,553
MATERIALS - 2.6%
Chemicals - 2.1%
Airgas, Inc.	1,039,915	112,966
Ashland, Inc.	153,078	13,942
Eastman Chemical Co.	625,323	48,169
Ecolab, Inc.	545,196	58,429
FMC Corp.	735,373	53,579
LyondellBasell Industries NV Class A	829,522	64,023
Monsanto Co.	798,895	90,539
Potash Corp. of Saskatchewan, Inc.	1,016,085	32,169
Sigma Aldrich Corp.	462,610	39,895
		513,711
Construction Materials - 0.2%
Vulcan Materials Co.	789,546	44,507
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	1,631,100	14,647
Rock-Tenn Co. Class A	328,789	31,044
		45,691
Metals & Mining - 0.1%
Carpenter Technology Corp.	282,448	17,029
TOTAL MATERIALS		620,938
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
inContact, Inc. (a)	1,324,987	9,937
Level 3 Communications, Inc. (a)	556,001	16,914
TW Telecom, Inc. (a)	85,600	2,424
Verizon Communications, Inc.	2,907,260	144,258
		173,533
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	1,207,468	102,840
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	1,519,800	$ 39,530
Vodafone Group PLC sponsored ADR	801,500	29,728
		172,098
TOTAL TELECOMMUNICATION SERVICES		345,631
UTILITIES - 2.4%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	1,023,032	48,144
Duke Energy Corp.	1,342,920	93,951
Edison International	516,427	23,864
NextEra Energy, Inc.	381,600	32,280
PPL Corp.	472,700	14,517
		212,756
Gas Utilities - 0.3%
National Fuel Gas Co.	529,189	35,710
ONEOK, Inc.	623,594	36,212
		71,922
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,734,972	45,907
The AES Corp.	1,480,909	21,577
		67,484
Multi-Utilities - 0.9%
Ameren Corp.	210,328	7,540
CenterPoint Energy, Inc.	2,288,152	53,611
Dominion Resources, Inc.	411,500	26,710
NiSource, Inc.	721,416	22,811
PG&E Corp.	1,161,129	46,875
Sempra Energy	748,031	66,156
		223,703
TOTAL UTILITIES		575,865
TOTAL COMMON STOCKS (Cost $12,847,811)		17,120,875
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (p)	281,270	$ 4,704
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,704)		4,704
Corporate Bonds - 9.2%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,729
Nonconvertible Bonds - 9.2%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Delphi Corp. 5% 2/15/23	11,942	12,360
Automobiles - 0.2%
Daimler Finance North America LLC:
1.45% 8/1/16 (g)	4,045	4,080
1.95% 3/28/14 (g)	2,240	2,248
Ford Motor Co.:
4.75% 1/15/43	8,694	7,773
7.45% 7/16/31	10,420	12,717
Volkswagen International Finance NV:
1.125% 11/18/16 (g)	6,197	6,208
2.375% 3/22/17 (g)	1,830	1,884
		34,910
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	617	617
4.25% 6/15/23 (g)	4,350	4,303
5.75% 6/15/43 (g)	3,131	3,216
		8,136
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,197
Comcast Corp.:
4.95% 6/15/16	955	1,050
6.4% 5/15/38	3,000	3,453
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.4% 3/1/40	$ 6,097	$ 7,030
6.95% 8/15/37	7,200	8,778
COX Communications, Inc. 3.25% 12/15/22 (g)	2,422	2,218
Discovery Communications LLC 5.05% 6/1/20	204	226
NBC Universal, Inc.:
5.15% 4/30/20	7,276	8,222
6.4% 4/30/40	6,271	7,204
News America Holdings, Inc. 7.75% 12/1/45	9,421	11,944
Thomson Reuters Corp. 1.3% 2/23/17	2,082	2,084
Time Warner Cable, Inc.:
4% 9/1/21	8,786	8,178
4.5% 9/15/42	10,568	7,818
5.5% 9/1/41	20,823	16,886
5.85% 5/1/17	1,829	2,016
5.875% 11/15/40	2,696	2,293
6.75% 7/1/18	1,974	2,225
Time Warner, Inc. 5.875% 11/15/16	4,882	5,536
Viacom, Inc.:
1.25% 2/27/15	456	458
2.5% 9/1/18	809	819
3.5% 4/1/17	264	279
		104,914
TOTAL CONSUMER DISCRETIONARY		160,320
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc. 1.875% 5/15/17	1,408	1,414
Heineken NV:
1.4% 10/1/17 (g)	3,274	3,243
2.75% 4/1/23 (g)	3,420	3,115
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	2,353	2,385
2.45% 1/15/17 (g)	2,353	2,427
		12,584
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (g)	572	661
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,279	$ 2,267
3.2% 1/25/23	2,650	2,477
4.65% 1/25/43	2,233	2,030
Kraft Foods, Inc.:
5.375% 2/10/20	26,594	30,068
6.5% 8/11/17	3,122	3,685
6.75% 2/19/14	436	442
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,710	3,733
2% 10/20/17 (g)	5,313	5,347
		50,710
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,241
4% 1/31/24	3,615	3,561
4.25% 8/9/42	4,604	3,876
9.7% 11/10/18	6,258	8,338
Philip Morris International, Inc. 1.875% 1/15/19	8,065	8,013
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,135
4.75% 11/1/42	5,216	4,597
6.15% 9/15/43	2,513	2,719
6.75% 6/15/17	4,975	5,779
7.25% 6/15/37	7,569	8,879
		53,138
TOTAL CONSUMER STAPLES		116,432
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	279	281
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	6,958
5.35% 3/15/20 (g)	6,814	7,207
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,107
5% 10/1/21	2,791	2,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC: - continued
6.5% 4/1/20	$ 2,608	$ 3,026
Noble Holding International Ltd.:
3.05% 3/1/16	914	942
3.45% 8/1/15	1,299	1,350
Transocean, Inc. 5.05% 12/15/16	4,522	4,990
		35,816
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,716	1,933
6.375% 9/15/17	15,653	18,266
6.45% 9/15/36	4,710	5,461
Apache Corp. 3.25% 4/15/22	233	231
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,053
3.875% 3/15/23	1,823	1,699
4.95% 4/1/22	1,267	1,288
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,196
6.45% 11/3/36 (g)	6,493	6,720
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,765
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,253
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	4,960
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	881
Marathon Petroleum Corp.:
3.5% 3/1/16	493	518
5.125% 3/1/21	4,415	4,820
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	7,948	8,102
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	1,252	1,421
6.85% 1/15/40 (g)	4,294	5,327
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,627
Nexen, Inc.:
5.2% 3/10/15	1,528	1,600
6.2% 7/30/19	2,252	2,635
Occidental Petroleum Corp. 2.7% 2/15/23	1,942	1,800
Petrobras Global Finance BV:
3% 1/15/19	29,822	28,325
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
4.375% 5/20/23	$ 4,137	$ 3,763
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,533
5.375% 1/27/21	4,629	4,643
5.75% 1/20/20	2,081	2,163
7.875% 3/15/19	7,382	8,538
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,213
3.5% 1/30/23	5,005	4,560
4.875% 1/24/22	1,430	1,459
5.5% 1/21/21	7,423	7,961
5.5% 6/27/44	19,723	17,455
6% 3/5/20	2,274	2,518
6.5% 6/2/41	8,420	8,515
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,874
2.95% 5/1/17	1,844	1,927
4.3% 4/1/22	6,383	6,567
5.875% 5/1/42	5,485	5,969
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,206
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,358	1,394
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,186
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,525
4.6% 6/15/21	1,816	1,899
Suncor Energy, Inc. 6.1% 6/1/18	623	732
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,478
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	6,508	6,573
Western Gas Partners LP 5.375% 6/1/21	9,827	10,566
		235,098
TOTAL ENERGY		270,914
FINANCIALS - 4.5%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,145
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
2.9% 7/19/18	$ 10,319	$ 10,590
5.95% 1/18/18	5,343	6,127
6.15% 4/1/18	3,993	4,621
JPMorgan Chase & Co. 1.125% 2/26/16	16,826	16,901
Lazard Group LLC:
4.25% 11/14/20	3,149	3,148
6.85% 6/15/17	6,480	7,345
7.125% 5/15/15	2,316	2,527
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	13,452	14,313
6.4% 8/28/17	5,074	5,898
7.75% 5/14/38	8,738	11,082
Morgan Stanley:
2.125% 4/25/18	18,100	18,075
4% 7/24/15	1,373	1,439
4.875% 11/1/22	8,068	8,287
5% 11/24/25	6,244	6,249
5.375% 10/15/15	17,634	19,021
5.625% 9/23/19	547	628
5.95% 12/28/17	301	347
6.625% 4/1/18	1,804	2,127
State Street Corp. 3.1% 5/15/23	7,500	6,995
		146,865
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,409
Bank of America NA:
1.125% 11/14/16	13,000	13,031
5.3% 3/15/17	16,651	18,563
BB&T Corp. 3.95% 3/22/22	1,805	1,804
Capital One Bank NA 1.15% 11/21/16	4,351	4,354
Comerica Bank 5.7% 6/1/14	613	628
Comerica, Inc. 4.8% 5/1/15	1,223	1,289
Credit Suisse 6% 2/15/18	17,158	19,804
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,607
Discover Bank:
7% 4/15/20	4,144	4,882
8.7% 11/18/19	745	950
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.5% 3/15/22	$ 638	$ 629
4.5% 6/1/18	584	634
5.45% 1/15/17	4,032	4,458
8.25% 3/1/38	4,070	5,482
Fifth Third Bank 1.15% 11/18/16	12,566	12,591
Fifth Third Capital Trust IV 6.5% 4/15/37 (l)	4,966	4,960
HBOS PLC 6.75% 5/21/18 (g)	560	634
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,966
Huntington National Bank 1.3% 11/20/16	4,131	4,145
Intesa Sanpaolo SpA 3.125% 1/15/16	20,275	20,699
JPMorgan Chase Bank 6% 10/1/17	2,460	2,842
KeyBank NA:
5.45% 3/3/16	3,278	3,579
5.8% 7/1/14	9,872	10,166
KeyCorp. 5.1% 3/24/21	628	693
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,621
5% 1/17/17	10,492	11,504
PNC Bank NA 1.15% 11/1/16	6,750	6,789
Regions Bank:
6.45% 6/26/37	12,100	12,638
7.5% 5/15/18	10,717	12,780
Regions Financial Corp.:
2% 5/15/18	7,953	7,820
5.75% 6/15/15	1,528	1,633
7.75% 11/10/14	7,190	7,634
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,213	8,331
6.125% 12/15/22	39,429	40,178
SunTrust Banks, Inc.:
2.35% 11/1/18	3,112	3,127
3.5% 1/20/17	4,862	5,155
UnionBanCal Corp. 3.5% 6/18/22	969	965
Wachovia Bank NA 6% 11/15/17	8,083	9,402
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.676% 6/15/16	$ 2,611	$ 2,794
4.48% 1/16/24 (g)	6,481	6,439
		287,609
Consumer Finance - 0.6%
American Express Credit Corp.:
1.3% 7/29/16	6,246	6,304
2.8% 9/19/16	626	657
American Honda Finance Corp. 1.125% 10/7/16	18,000	18,112
Discover Financial Services:
3.85% 11/21/22	2,701	2,596
5.2% 4/27/22	2,488	2,619
6.45% 6/12/17	13,316	15,157
Ford Motor Credit Co. LLC:
1.5% 1/17/17	4,067	4,067
2.5% 1/15/16	16,000	16,402
3% 6/12/17	6,246	6,530
4.375% 8/6/23	15,332	15,529
General Electric Capital Corp.:
1% 1/8/16	20,700	20,815
1.5% 7/12/16	23,000	23,371
4.625% 1/7/21	849	935
HSBC U.S.A., Inc. 2.625% 9/24/18	3,192	3,289
Hyundai Capital America:
1.625% 10/2/15 (g)	2,131	2,144
1.875% 8/9/16 (g)	1,605	1,619
2.125% 10/2/17 (g)	2,357	2,367
2.875% 8/9/18 (g)	2,848	2,893
		145,406
Diversified Financial Services - 0.5%
Bank of America Corp.:
1.35% 11/21/16	5,398	5,401
2.6% 1/15/19	31,060	31,391
3.875% 3/22/17	944	1,014
6.5% 8/1/16	1,220	1,385
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,456
4.742% 3/11/21	6,000	6,579
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.3% 11/15/16	$ 9,663	$ 9,668
1.7% 7/25/16	9,000	9,121
4.45% 1/10/17	15,842	17,284
4.75% 5/19/15	7,695	8,122
5.5% 9/13/25	8,071	8,544
Five Corners Funding Trust 4.419% 11/15/23 (g)	9,345	9,339
JPMorgan Chase & Co. 3.15% 7/5/16	1,641	1,724
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,316
TECO Finance, Inc.:
4% 3/15/16	1,828	1,946
5.15% 3/15/20	164	181
		119,471
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,358
3.8% 3/22/17	6,043	6,477
4.875% 9/15/16	2,262	2,492
4.875% 6/1/22	4,860	5,265
5.6% 10/18/16	5,560	6,220
Aon Corp.:
3.125% 5/27/16	4,743	4,969
3.5% 9/30/15	4,875	5,104
5% 9/30/20	129	142
Aon PLC 4.45% 5/24/43	7,000	6,249
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	474
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	2,508	2,583
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,405
5.125% 4/15/22	1,066	1,177
5.375% 3/15/17	685	764
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,373
5% 6/1/21 (g)	8,525	9,077
6.5% 3/15/35 (g)	1,315	1,433
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,009
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	$ 3,576	$ 3,726
MetLife, Inc. 6.75% 6/1/16	5,158	5,894
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	7,500	7,480
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	5,626
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,533
Pacific LifeCorp:
5.125% 1/30/43 (g)	7,709	7,204
6% 2/10/20 (g)	9,721	10,923
Prudential Financial, Inc.:
2.3% 8/15/18	888	900
4.5% 11/16/21	1,764	1,894
7.375% 6/15/19	2,520	3,134
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	9,003
Unum Group:
5.625% 9/15/20	3,860	4,299
5.75% 8/15/42	8,065	8,399
7.125% 9/30/16	2,076	2,373
		158,959
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	2,035	2,064
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,660
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,857
Boston Properties, Inc. 3.85% 2/1/23	8,081	7,994
BRE Properties, Inc. 5.5% 3/15/17	2,885	3,196
Camden Property Trust:
2.95% 12/15/22	2,417	2,214
4.25% 1/15/24 (i)	5,167	5,225
5.375% 12/15/13	3,103	3,107
DDR Corp. 4.625% 7/15/22	4,470	4,622
Developers Diversified Realty Corp.:
4.75% 4/15/18	6,131	6,701
7.5% 4/1/17	6,446	7,572
9.625% 3/15/16	1,851	2,185
Duke Realty LP:
3.625% 4/15/23	3,152	2,941
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
3.875% 10/15/22	$ 5,452	$ 5,228
4.375% 6/15/22	3,753	3,754
5.4% 8/15/14	1,356	1,398
5.5% 3/1/16	3,075	3,342
6.75% 3/15/20	1,339	1,554
8.25% 8/15/19	2,643	3,304
Equity One, Inc.:
3.75% 11/15/22	8,200	7,727
5.375% 10/15/15	948	1,021
6% 9/15/17	876	991
6.25% 1/15/17	663	746
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,275
6.2% 1/15/17	501	568
HCP, Inc.:
3.15% 8/1/22	7,000	6,499
3.75% 2/1/16	3,426	3,608
4.25% 11/15/23	5,582	5,559
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,596
4.125% 4/1/19	13,700	14,603
4.7% 9/15/17	843	924
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,813
6.25% 6/15/17	996	1,069
6.65% 1/15/18	676	737
Washington REIT 5.25% 1/15/14	1,137	1,142
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,137
		123,933
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	8,775	9,212
4.25% 7/15/22	2,970	2,878
6.125% 4/15/20	2,611	2,898
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	6,956
4.95% 4/15/18	3,461	3,759
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17	$ 309	$ 343
6% 4/1/16	2,770	3,041
7.5% 5/15/15	776	847
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,804
5.25% 3/15/21	4,138	4,279
ERP Operating LP 5.75% 6/15/17	2,042	2,306
Liberty Property LP:
3.375% 6/15/23	3,313	3,058
4.125% 6/15/22	3,219	3,204
4.75% 10/1/20	8,747	9,257
5.125% 3/2/15	1,672	1,752
5.5% 12/15/16	2,529	2,812
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,524
3.15% 5/15/23	7,438	6,571
4.5% 4/18/22	2,016	2,010
7.75% 8/15/19	2,476	3,017
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,229
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,272
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,812	2,952
5.7% 4/15/17 (g)	4,226	4,618
Regency Centers LP:
4.95% 4/15/14	494	501
5.25% 8/1/15	3,893	4,150
5.875% 6/15/17	1,771	1,989
Simon Property Group LP 2.8% 1/30/17	82	86
Tanger Properties LP:
3.875% 12/1/23	2,716	2,660
6.125% 6/1/20	9,597	11,145
Ventas Realty LP 1.55% 9/26/16	1,068	1,076
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 4,056	$ 4,018
4% 4/30/19	1,999	2,120
		114,344
TOTAL FINANCIALS		1,096,587
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,851
5.15% 11/15/41	17,224	16,943
		18,794
Health Care Providers & Services - 0.1%
Aetna, Inc.:
2.75% 11/15/22	3,213	2,980
4.125% 11/15/42	1,793	1,561
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,604
6.3% 8/15/14	2,925	3,038
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,925
4.75% 11/15/21	17,355	18,475
Express Scripts, Inc. 3.125% 5/15/16	332	348
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,292
4.125% 9/15/20	5,031	5,253
WellPoint, Inc. 1.875% 1/15/18	195	194
		39,670
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,520
Mylan, Inc. 1.35% 11/29/16	2,039	2,043
Perrigo Co. 1.3% 11/8/16 (g)	1,664	1,666
Perrigo Co. Ltd. 2.3% 11/8/18 (g)	1,780	1,785
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 992	$ 990
3.25% 2/1/23	2,418	2,276
		17,424
TOTAL HEALTH CARE		75,888
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	2,021	2,064
6.375% 6/1/19 (g)	5,000	5,838
		7,902
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (g)	12,500	13,063
Continental Airlines, Inc.:
6.648% 3/15/19	2,838	3,008
6.9% 7/2/19	1,028	1,102
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,936	2,023
8.36% 1/20/19	1,576	1,741
		20,937
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	10,807
4.45% 3/15/43	6,000	5,434
5.05% 3/1/41	8,624	8,570
Norfolk Southern Corp. 3.85% 1/15/24	6,230	6,177
		30,988
TOTAL INDUSTRIALS		59,827
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	190
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
2.375% 12/17/18	$ 1,262	$ 1,262
6.55% 10/1/17	1,119	1,290
		2,742
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	155	159
Office Electronics - 0.1%
Xerox Corp.:
1.0585% 5/16/14 (l)	10,110	10,123
2.95% 3/15/17	1,143	1,176
4.25% 2/15/15	1,302	1,353
		12,652
TOTAL INFORMATION TECHNOLOGY		15,553
MATERIALS - 0.1%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	3,459	3,414
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,473
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	3,112	3,204
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	8,722	8,607
4.5% 8/13/23 (g)	8,000	8,066
		19,877
TOTAL MATERIALS		26,764
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.375% 11/27/18	6,500	6,521
2.4% 8/15/16	355	367
4.35% 6/15/45	1,184	979
5.55% 8/15/41	10,400	10,338
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	72
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 487	$ 521
6% 4/1/17	3,467	3,788
6.15% 9/15/19	4,463	4,697
Embarq Corp.:
7.082% 6/1/16	4,190	4,691
7.995% 6/1/36	24,741	25,164
Verizon Communications, Inc.:
2.5% 9/15/16	19,167	19,904
3.65% 9/14/18	30,250	32,161
6.25% 4/1/37	4,611	5,022
6.4% 9/15/33	6,073	6,780
6.55% 9/15/43	61,223	69,675
		190,680
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	381
3.625% 3/30/15	3,102	3,197
Vodafone Group PLC 5% 12/16/13	2,696	2,700
		6,278
TOTAL TELECOMMUNICATION SERVICES		196,958
UTILITIES - 0.9%
Electric Utilities - 0.5%
AmerenUE 6.4% 6/15/17	1,518	1,762
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,610
2.95% 12/15/22	2,492	2,329
Duke Capital LLC 5.668% 8/15/14	3,457	3,575
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,156
6.4% 9/15/20 (g)	11,856	13,537
Edison International 3.75% 9/15/17	4,499	4,775
FirstEnergy Corp.:
2.75% 3/15/18	5,228	5,151
4.25% 3/15/23	9,248	8,613
7.375% 11/15/31	11,509	12,174
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
6.05% 8/15/21	$ 12,120	$ 12,971
6.8% 8/15/39	3,900	3,917
Indiana Michigan Power Co. 3.2% 3/15/23	5,866	5,544
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,359
3.75% 11/15/20	1,034	1,045
Monongahela Power Co.:
4.1% 4/15/24 (g)	2,238	2,238
5.4% 12/15/43 (g)	3,403	3,432
Nevada Power Co. 6.5% 8/1/18	2,642	3,170
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	622
Northeast Utilities:
1.45% 5/1/18	1,676	1,642
2.8% 5/1/23	7,613	7,003
Pennsylvania Electric Co. 6.05% 9/1/17	618	694
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,403
PPL Capital Funding, Inc. 3.4% 6/1/23	3,630	3,412
Progress Energy, Inc. 4.4% 1/15/21	405	431
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,425
		124,990
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	405
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,560
		2,965
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,772
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	384
Dominion Resources, Inc.:
1.95% 8/15/16	246	251
2.5481% 9/30/66 (l)	17,454	16,254
7.5% 6/30/66 (l)	5,485	5,890
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (g)	8,901	8,903
2% 11/15/18 (g)	6,853	6,857
6.5% 9/15/37	3,287	3,860
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 973	$ 1,102
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,013
5.25% 9/15/17	682	758
5.25% 2/15/43	6,481	6,183
5.4% 7/15/14	7,266	7,476
5.45% 9/15/20	980	1,095
5.8% 2/1/42	3,785	3,804
6.4% 3/15/18	2,230	2,595
6.8% 1/15/19	4,065	4,807
Sempra Energy:
2% 3/15/14	2,355	2,365
2.875% 10/1/22	6,192	5,735
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,882	4,998
		86,330
TOTAL UTILITIES		216,057
TOTAL NONCONVERTIBLE BONDS		2,235,300
TOTAL CORPORATE BONDS (Cost $2,183,056)		2,237,029
U.S. Treasury Obligations - 6.1%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/2/14 (j)	8,380	8,380
U.S. Treasury Bonds:
3.625% 8/15/43 (q)	150,249	145,272
3.75% 11/15/43	60,986	60,348
U.S. Treasury Notes:
0.625% 5/31/17	445,273	442,734
0.625% 8/31/17	17,031	16,867
0.625% 9/30/17	33,561	33,183
0.75% 10/31/17	102,215	101,385
0.75% 2/28/18	157,276	155,027
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.875% 4/30/17 (k)	$ 436,374	$ 438,283
2.75% 11/15/23 (f)	93,426	93,499
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,486,446)		1,494,978
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.9%
2.303% 6/1/36 (l)	166	176
2.643% 7/1/37 (l)	341	364
3.5% 7/1/42 to 11/1/43	181,434	180,753
4% 2/1/35 to 6/1/43	28,880	30,182
4% 12/1/43 (i)	37,300	38,929
4% 12/1/43 (i)	28,300	29,536
4.5% 12/1/23 to 7/1/41	7,409	7,921
4.5% 12/1/43 (i)	87,900	93,826
5% 12/1/43 (i)	33,300	36,219
5.5% 9/1/24	3,961	4,286
5.5% 12/1/43 (i)	22,350	24,452
6% 6/1/35 to 8/1/37	7,226	7,994
6.5% 7/1/32 to 8/1/36	1,354	1,522
TOTAL FANNIE MAE		456,160
Freddie Mac - 0.1%
3.064% 10/1/35 (l)	230	245
3.5% 6/1/42 to 10/1/43	17,490	17,408
4% 6/1/24 to 9/1/25	1,892	2,005
4.5% 7/1/25 to 12/1/40	785	837
5% 3/1/19	2,008	2,127
5.5% 1/1/34 to 3/1/40	1,426	1,550
6% 7/1/37 to 8/1/37	502	551
6.5% 3/1/36	969	1,095
TOTAL FREDDIE MAC		25,818
Ginnie Mae - 0.2%
4% 1/15/25 to 10/20/25	12,633	13,462
4% 12/1/43 (i)	3,000	3,159
4% 12/1/43 (i)	10,600	11,184
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/31 to 1/15/39	$ 3,367	$ 3,711
6% 2/15/34 to 9/20/38	9,330	10,538
TOTAL GINNIE MAE		42,054
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $527,489)		524,032
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (l)	729	647
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (l)	359	333
Series 2005-HE2 Class M2, 0.841% 4/25/35 (l)	6	6
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,438
Class D, 3.31% 10/8/19	880	901
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (l)	67	60
Series 2004-R2 Class M3, 0.991% 4/25/34 (l)	99	60
Series 2005-R2 Class M1, 0.616% 4/25/35 (l)	1,423	1,403
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (l)	53	49
Series 2004-W11 Class M2, 1.216% 11/25/34 (l)	616	556
Series 2004-W7 Class M1, 0.991% 5/25/34 (l)	1,600	1,471
Series 2006-W4 Class A2C, 0.326% 5/25/36 (l)	1,357	435
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.991% 4/25/34 (l)	2,265	2,121
Series 2006-HE2 Class M1, 0.536% 3/25/36 (l)	35	1
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (g)(l)	212	180
Class C, 1.268% 7/20/39 (g)(l)	372	15
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (l)	1,978	1,129
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	1,267	1,266
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.621% 4/25/34 (l)	101	76
Series 2004-4 Class M2, 0.961% 6/25/34 (l)	514	450
Series 2004-7 Class AF5, 5.37% 1/25/35	2,341	2,473
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (l)	$ 43	$ 38
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (l)	319	252
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (l)	18	15
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (l)	1,041	842
Class M4, 1.186% 1/25/35 (l)	399	160
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (g)(l)	3,122	2,640
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (g)(l)	81	76
Series 2006-2A:
Class A, 0.3477% 11/15/34 (g)(l)	1,137	1,040
Class B, 0.4477% 11/15/34 (g)(l)	410	346
Class C, 0.5477% 11/15/34 (g)(l)	682	571
Class D, 0.9177% 11/15/34 (g)(l)	259	169
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (g)(l)	1,317	1,315
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (l)	330	316
Series 2003-3 Class M1, 1.456% 8/25/33 (l)	612	571
Series 2003-5 Class A2, 0.866% 12/25/33 (l)	36	33
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (l)	1,642	831
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (l)	3,185	175
Series 2007-CH1 Class AV4, 0.296% 11/25/36 (l)	1,641	1,613
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (l)	382	375
Series 2006-A Class 2C, 1.3976% 3/27/42 (l)	2,909	449
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (l)	555	14
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (l)	139	112
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (l)	506	439
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (l)	818	793
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (l)	2,477	2,326
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (l)	63	62
Series 2005-NC1 Class M1, 0.606% 1/25/35 (l)	439	407
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.336% 3/25/35 (l)	$ 355	$ 177
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (l)	1,566	1,314
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (e)(g)(l)	621	0
Series 2006-1A Class A, 1.568% 3/20/11 (e)(g)(l)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (l)	585	485
Class M4, 1.616% 9/25/34 (l)	750	231
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (l)	1,620	1,325
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (l)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (l)	1,145	939
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (l)	1,192	1,053
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (l)	57	40
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	276	276
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (l)	32	29
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (g)(l)	2,202	66
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (g)(l)	1,964	1,836
TOTAL ASSET-BACKED SECURITIES (Cost $30,014)		38,826
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.726% 1/25/35 (l)	1,624	1,586
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (l)	888	891
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.238% 12/20/54 (g)(l)	6,210	6,126
Class A5, 0.308% 12/20/54 (g)(l)	5,001	4,941
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater: - continued
Series 2006-2 Class A4, 0.248% 12/20/54 (l)	$ 1,853	$ 1,828
Series 2006-3:
Class A3, 0.248% 12/20/54 (l)	892	880
Class A7, 0.368% 12/20/54 (l)	970	960
Class M2, 0.728% 12/20/54 (l)	5,460	5,124
Series 2006-4:
Class A4, 0.268% 12/20/54 (l)	2,844	2,808
Class B1, 0.348% 12/20/54 (l)	4,556	4,305
Class M1, 0.508% 12/20/54 (l)	1,198	1,117
Series 2007-1:
Class 1B1, 0.308% 12/20/54 (l)	5,806	5,474
Class 1M1, 0.468% 12/20/54 (l)	1,611	1,523
Class 2A1, 0.308% 12/20/54 (l)	2,232	2,205
Class 2M1, 0.668% 12/20/54 (l)	2,067	1,927
Series 2007-2:
Class 1B1, 0.3275% 12/17/54 (l)	767	724
Class 2C1, 1.0275% 12/17/54 (l)	2,864	2,589
Class 3A1, 0.3475% 12/17/54 (l)	398	394
sequential payer Series 2006-3 Class B2, 0.508% 12/20/54 (l)	5,461	5,205
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (l)	472	468
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (l)	1,518	1,239
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (l)	625	480
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (l)	1,154	1,024
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (l)	1,669	1,637
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (g)(l)	704	646
Class B6, 3.0185% 7/10/35 (g)(l)	150	136
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (g)(l)	11	11
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (l)	32	31
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (l)	188	187
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3702% 9/25/36 (l)	$ 2,570	$ 2,248
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.806% 9/25/43 (l)	3,094	2,969
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,199)		61,683
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (l)(n)	495	14
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (l)	659	679
Series 2006-3 Class A4, 5.889% 7/10/44	750	819
Series 2006-5 Class A2, 5.317% 9/10/47	3,269	3,288
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,695
Series 2007-4 Class A3, 5.8111% 2/10/51 (l)	803	821
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	4,082	4,234
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	71
Series 2007-3:
Class A3, 5.5593% 6/10/49 (l)	2,194	2,205
Class A4, 5.5593% 6/10/49 (l)	2,739	3,044
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,718	5,121
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (g)(l)	48	36
Series 2005-3A:
Class A2, 0.566% 11/25/35 (g)(l)	436	370
Class M1, 0.606% 11/25/35 (g)(l)	57	40
Class M2, 0.656% 11/25/35 (g)(l)	73	51
Class M3, 0.676% 11/25/35 (g)(l)	65	45
Class M4, 0.766% 11/25/35 (g)(l)	81	52
Series 2005-4A:
Class A2, 0.556% 1/25/36 (g)(l)	1,138	955
Class B1, 1.566% 1/25/36 (g)(l)	98	21
Class M1, 0.616% 1/25/36 (g)(l)	367	205
Class M2, 0.636% 1/25/36 (g)(l)	110	58
Class M3, 0.666% 1/25/36 (g)(l)	161	83
Class M4, 0.776% 1/25/36 (g)(l)	89	43
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M5, 0.816% 1/25/36 (g)(l)	$ 89	$ 31
Class M6, 0.866% 1/25/36 (g)(l)	94	28
Series 2006-1:
Class A2, 0.526% 4/25/36 (g)(l)	178	147
Class M1, 0.546% 4/25/36 (g)(l)	64	45
Class M2, 0.566% 4/25/36 (g)(l)	67	46
Class M3, 0.586% 4/25/36 (g)(l)	58	37
Class M4, 0.686% 4/25/36 (g)(l)	33	20
Class M5, 0.726% 4/25/36 (g)(l)	32	17
Class M6, 0.806% 4/25/36 (g)(l)	63	29
Series 2006-2A:
Class M1, 0.476% 7/25/36 (g)(l)	164	113
Class M2, 0.496% 7/25/36 (g)(l)	116	75
Class M3, 0.516% 7/25/36 (g)(l)	96	57
Class M4, 0.586% 7/25/36 (g)(l)	65	31
Class M5, 0.636% 7/25/36 (g)(l)	80	35
Series 2006-3A Class M4, 0.596% 10/25/36 (g)(l)	103	16
Series 2006-4A:
Class A2, 0.436% 12/25/36 (g)(l)	3,460	2,538
Class M1, 0.456% 12/25/36 (g)(l)	231	128
Class M2, 0.476% 12/25/36 (g)(l)	154	43
Class M3, 0.506% 12/25/36 (g)(l)	155	32
Series 2007-1 Class A2, 0.436% 3/25/37 (g)(l)	720	495
Series 2007-2A:
Class A1, 0.436% 7/25/37 (g)(l)	702	562
Class A2, 0.486% 7/25/37 (g)(l)	658	353
Class M1, 0.536% 7/25/37 (g)(l)	230	63
Class M2, 0.576% 7/25/37 (g)(l)	126	22
Class M3, 0.656% 7/25/37 (g)(l)	128	13
Class M4, 0.816% 7/25/37 (g)(l)	253	8
Class M5, 0.916% 7/25/37 (g)(l)	8	0*
Series 2007-3:
Class A2, 0.456% 7/25/37 (g)(l)	694	471
Class M1, 0.476% 7/25/37 (g)(l)	138	65
Class M2, 0.506% 7/25/37 (g)(l)	147	43
Class M3, 0.536% 7/25/37 (g)(l)	232	53
Class M4, 0.666% 7/25/37 (g)(l)	364	74
Class M5, 0.766% 7/25/37 (g)(l)	191	27
Class M6, 0.966% 7/25/37 (g)(l)	87	7
Series 2007-4A:
Class M1, 1.116% 9/25/37 (g)(l)	271	25
Class M2, 1.216% 9/25/37 (g)(l)	271	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(n)	$ 1,746	$ 68
Series 2006-3A, Class IO, 0% 10/25/36 (g)(l)(n)	22,041	509
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(l)(n)	4,544	318
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (g)(l)	653	620
Class E, 0.4677% 3/15/22 (g)(l)	3,391	3,153
Class F, 0.5177% 3/15/22 (g)(l)	2,081	1,893
Class G, 0.5677% 3/15/22 (g)(l)	534	475
Class H, 0.7177% 3/15/22 (g)(l)	653	567
Class J, 0.8677% 3/15/22 (g)(l)	653	552
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,373	2,382
Series 2007-PW16:
Class A4, 5.7077% 6/11/40 (l)	769	869
Class AAB, 5.7077% 6/11/40 (l)	4,574	4,748
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,604
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (g)(l)(n)	12,399	2
Series 2006-T22 Class A4, 5.5794% 4/12/38 (l)	164	178
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (g)(l)(n)	84,371	498
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(l)(n)	40,940	147
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (g)(l)	584	556
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	813	821
Class XCL, 1.1666% 5/15/35 (g)(l)(n)	3,312	48
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7051% 12/10/49 (l)	4,371	4,944
Citigroup/Deutsche Bank Commercial Mortgage Trust
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,305
Class A4, 5.322% 12/11/49	19,611	21,648
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	247
Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,468	1,071
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (g)(l)	138	138
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
floater: - continued
Series 2006-FL12 Class AJ, 0.2977% 12/15/20 (g)(I)	$ 531	$ 524
Series 2006-C8 Class XP, 0.4664% 12/10/46 (l)(n)	13,930	0*
COMM pass-thru certificates:
sequential payer Series 2007-C9 Class A4, 5.7998% 12/10/49 (l)	2,907	3,305
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,497	1,636
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	333	334
Series 2007-C3 Class A4, 5.6842% 6/15/39 (l)	513	564
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (l)(n)	9,772	0*
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,189	1,330
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (g)(l)	4,688	4,300
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	48	48
Series 2001-CK6 Class AX, 1.17% 8/15/36 (l)(n)	103	0*
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (g)(l)(n)	420	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (g)(l)	497	490
Class C:
0.3377% 2/15/22 (g)(l)	2,047	1,986
0.4377% 2/15/22 (g)(l)	731	699
Class F, 0.4877% 2/15/22 (g)(l)	1,462	1,394
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (l)(n)	16,196	14
Class B, 5.487% 2/15/40 (g)(l)	2,009	269
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9685% 12/5/31 (g)(l)	1,420	1,419
Class A2FL, 0.8685% 12/5/31 (g)(l)	1,520	1,511
Class BFL, 1.2685% 12/5/31 (g)(l)	5,610	5,614
Class CFL, 1.6685% 12/5/31 (g)(l)	3,980	3,979
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,718
Series 2001-1 Class X1, 2.0466% 5/15/33 (g)(l)(n)	487	7
Series 2007-C1 Class XP, 0.1588% 12/10/49 (l)(n)	17,078	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (g)(l)	$ 494	$ 488
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	37,481
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (g)(l)(n)	19,487	52
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (g)(l)	7,500	7,507
Class D, 2.2018% 3/6/20 (g)(l)	3,090	3,095
Class F, 2.6334% 3/6/20 (g)(l)	136	136
Class G, 2.7903% 3/6/20 (g)(l)	67	67
Class H, 3.3004% 3/6/20 (g)(l)	62	62
Class J, 4.0852% 3/6/20 (g)(l)	85	85
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,014	1,020
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,380	1,396
Class DFX, 4.6112% 11/5/30 (g)	6,164	6,226
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (g)(l)	563	551
Class C, 0.3777% 11/15/18 (g)(l)	400	389
Class D, 0.3977% 11/15/18 (g)(l)	178	169
Class E, 0.4477% 11/15/18 (g)(l)	255	243
Class F, 0.4977% 11/15/18 (g)(l)	383	364
Class G, 0.5277% 11/15/18 (g)(l)	332	314
Class H, 0.6677% 11/15/18 (g)(l)	255	239
sequential payer:
Series 2006-CB14 Class A3B, 5.4862% 12/12/44 (l)	358	360
Series 2006-CB17:
Class A3, 5.45% 12/12/43	108	108
Class A4, 5.429% 12/12/43	8,980	9,782
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	12,060	13,250
Class A4, 5.399% 5/15/45	837	917
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,253	12,399
Series 2007-CB18 Class A4, 5.44% 6/12/47	700	774
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (l)	4,648	5,207
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (l)	1,481	1,494
Class A4, 5.813% 6/15/49 (l)	34,884	39,208
Series 2007-LDPX Class A3, 5.42% 1/15/49	18,477	20,461
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (l)	$ 1,390	$ 1,525
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (l)	112	33
Class C, 5.7062% 2/12/49 (l)	294	58
Class D, 5.7062% 2/12/49 (l)	309	49
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)	108	15
Class ES, 5.6968% 1/15/49 (g)(l)	679	29
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (l)	1,054	1,190
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	649
Series 2006-C7 Class A2, 5.3% 11/15/38	678	714
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,513
Series 2007-C2 Class A3, 5.43% 2/15/40	2,424	2,691
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (l)(n)	1,795	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,642	1,806
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,997	3,358
Class XCP, 0.2787% 9/15/45 (l)(n)	76,640	240
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (g)(l)	167	167
Class H, 0.5677% 9/15/21 (g)(l)	639	604
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4211% 1/12/44 (g)(l)	1,143	1,010
Series 2007-C1 Class A4, 5.8524% 6/12/50 (l)	4,974	5,562
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,160
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (l)	66	66
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	634	654
Series 2007-5:
Class A4, 5.378% 8/12/48	8,380	9,196
Class B, 5.479% 8/12/48	3,942	1,639
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	10,897	12,095
Series 2007-7 Class A4, 5.7367% 6/12/50 (l)	4,599	5,131
Series 2006-4 Class XP, 0.6171% 12/12/49 (l)(n)	18,655	123
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,314	313
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.7367% 6/12/50 (l)	$ 114	$ 5
Series 2007-8 Class A3, 5.8928% 8/12/49 (l)	1,133	1,276
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (g)(l)	393	294
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (g)(l)	754	746
Class D, 0.358% 10/15/20 (g)(l)	732	716
Class E, 0.418% 10/15/20 (g)(l)	916	877
Class F, 0.468% 10/15/20 (g)(l)	550	521
Class G, 0.508% 10/15/20 (g)(l)	680	628
Class H, 0.598% 10/15/20 (g)(l)	428	380
Class J, 0.748% 10/15/20 (g)(l)	247	99
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	352	357
Series 2006-IQ11 Class A4, 5.6751% 10/15/42 (l)	344	370
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)	671	675
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	10,971	12,186
Class AAB, 5.654% 4/15/49	2,459	2,557
Class B, 5.7265% 4/15/49 (l)	323	63
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (g)(l)	1,590	1,566
Class G, 0.5275% 9/15/21 (g)(l)	1,953	1,855
Class J, 0.7675% 9/15/21 (g)(l)	434	369
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (g)(l)	4,581	4,164
Class LXR1, 0.8677% 6/15/20 (g)(l)	162	153
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,921
Series 2007-C31 Class A4, 5.509% 4/15/47	38,680	42,604
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (l)	24,570	27,215
Class A5, 5.9245% 2/15/51 (l)	870	987
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,362
Series 2005-C22:
Class B, 5.3794% 12/15/44 (l)	2,914	2,737
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class F, 5.3794% 12/15/44 (g)(l)	$ 2,191	$ 445
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	7,210	7,805
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)	12,171	13,434
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,942	3,415
Class D, 5.513% 12/15/43 (l)	2,102	1,328
Class XP, 0.4773% 12/15/43 (g)(l)(n)	9,996	12
Series 2007-C31 Class C, 5.6705% 4/15/47 (l)	361	292
Series 2007-C31A Class A2, 5.421% 4/15/47	4,202	4,209
Series 2007-C32:
Class D, 5.7326% 6/15/49 (l)	987	383
Class E, 5.7326% 6/15/49 (l)	1,556	494
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $452,587)		503,234
Municipal Securities - 1.0%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	2,300	2,343
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,636
7.3% 10/1/39	18,960	24,565
7.5% 4/1/34	8,780	11,431
7.55% 4/1/39	15,130	20,325
7.6% 11/1/40	24,550	33,454
7.625% 3/1/40	2,920	3,939
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,407
Series 2010 C1, 7.781% 1/1/35	6,910	7,632
Series 2012 B, 5.432% 1/1/42	750	601
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	38,444
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	42,555	38,837
Series 2010, 4.421% 1/1/15	5,980	6,165
Series 2010-1, 6.63% 2/1/35	17,960	18,489
Series 2010-3:
6.725% 4/1/35	8,580	8,917
7.35% 7/1/35	5,140	5,597
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 6,570	$ 7,181
5.877% 3/1/19	15,000	16,253
TOTAL MUNICIPAL SECURITIES (Cost $251,556)		247,216
Foreign Government and Government Agency Obligations - 0.3%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	6,350	6,382
5.75% 9/26/23 (g)	5,809	5,809
Brazilian Federative Republic:
4.25% 1/7/25	6,065	5,701
5.625% 1/7/41	6,113	5,884
Italian Republic:
3.125% 1/26/15	10,287	10,544
4.5% 1/21/15	7,717	8,031
4.75% 1/25/16	7,716	8,243
5.375% 6/12/17	4,630	5,085
Russian Federation 3.25% 4/4/17 (g)	800	833
United Mexican States:
4% 10/2/23	14,090	13,963
4.75% 3/8/44	6,152	5,389
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $76,819)		75,864
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $967)	951	994
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(l)	1,204	1,360
TOTAL PREFERRED SECURITIES (Cost $1,359)		1,360
Fixed-Income Funds - 6.5%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (m)	5,829,434	$ 683,676
Fidelity Mortgage Backed Securities Central Fund (m)	8,410,251	894,683
TOTAL FIXED-INCOME FUNDS (Cost $1,446,536)		1,578,359
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.10% (b)	681,103,094	681,103
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	10,756,430	10,756
TOTAL MONEY MARKET FUNDS (Cost $691,859)		691,859
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $55,296)	$ 55,296	55,296
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $20,103,698)		24,636,309
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(288,733)
NET ASSETS - 100%		$ 24,347,576
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,173 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 105,810	$ 7,376

The face value of futures purchased as a percentage of net assets is 0.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 1,936	$ (1,831)	$ 0	$ (1,831)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,577	(1,491)	0	(1,491)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	209	(197)	0	(197)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,577	(1,491)	0	(1,491)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,519	(1,436)	0	(1,436)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,333	(1,261)	0	(1,261)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	352	(328)	0	(328)
TOTAL CREDIT DEFAULT SWAPS						$ (8,035)	$ 0	$ (8,035)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $409,217,000 or 1.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,200,000.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $11,573,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,982,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
Xero Ltd.	10/14/13	$ 7,124

(q) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $154,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$55,296,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 8,866
Mizuho Securities USA, Inc.	42,884
RBS Securities, Inc.	3,546
$ 55,296
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 137
Fidelity High Income Central Fund 2	10,391
Fidelity Mortgage Backed Securities Central Fund	6,823
Fidelity Securities Lending Cash Central Fund	50
Total	$ 17,401
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 656,337	$ 10,391	$ -	$ 683,676	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,402,181	6,823	530,217	894,683	8.8%
Total	$ 2,058,518	$ 17,214	$ 530,217	$ 1,578,359
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,993,189	$ 1,977,735	$ -	$ 15,454
Consumer Staples	1,762,710	1,717,340	45,370	-
Energy	1,683,681	1,683,681	-	-
Financials	2,930,013	2,811,789	118,224	-
Health Care	2,289,347	2,234,863	54,484	-
Industrials	1,698,948	1,698,948	-	-
Information Technology	3,225,257	3,200,538	20,015	4,704
Materials	620,938	620,938	-	-
Telecommunication Services	345,631	345,631	-	-
Utilities	575,865	575,865	-	-
Corporate Bonds	2,237,029	-	2,237,029	-
U.S. Government and Government Agency Obligations	1,494,978	-	1,494,978	-
U.S. Government Agency - Mortgage Securities	524,032	-	524,032	-
Asset-Backed Securities	38,826	-	35,376	3,450
Collateralized Mortgage Obligations	61,683	-	60,901	782
Commercial Mortgage Securities	503,234	-	501,845	1,389
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Municipal Securities	$ 247,216	$ -	$ 247,216	$ -
Foreign Government and Government Agency Obligations	75,864	-	75,864	-
Bank Notes	994	-	994	-
Preferred Securities	1,360	-	1,360	-
Fixed-Income Funds	1,578,359	1,578,359	-	-
Money Market Funds	691,859	691,859	-	-
Cash Equivalents	55,296	-	55,296	-
Total Investments in Securities:	$ 24,636,309	$ 19,137,546	$ 5,472,984	$ 25,779
Derivative Instruments:
Assets
Futures Contracts	$ 7,376	$ 7,376	$ -	$ -
Liabilities
Swaps	$ (8,035)	$ -	$ (8,035)	$ -
Total Derivative Instruments:	$ (659)	$ 7,376	$ (8,035)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $20,189,711,000. Net unrealized appreciation aggregated $4,446,598,000 of which $4,573,654,000 related to appreciated investment securities and $127,056,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes to the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

November 30, 2013

1.809105.109

PUR-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.1%
Delphi Automotive PLC	44,893	$ 2,628
Johnson Controls, Inc.	595,100	30,059
		32,687
Automobiles - 0.6%
Ford Motor Co.	3,211,400	54,851
General Motors Co. (a)	1,117,870	43,295
Motors Liquidation Co. GUC Trust (a)	28,150	1,320
Tesla Motors, Inc. (a)(f)	167,700	21,345
Toyota Motor Corp.	308,700	19,278
		140,089
Hotels, Restaurants & Leisure - 1.6%
Dunkin' Brands Group, Inc.	1,148,000	56,229
Las Vegas Sands Corp.	140,100	10,042
PB Investor I LLC	9,088	14
Starbucks Corp.	1,651,300	134,515
Station Holdco LLC (a)(o)(p)	1,194,419	1,780
Station Holdco LLC:
unit (o)(p)	2,660	0*
warrants 6/15/18 (a)(o)(p)	75,658	6
Vail Resorts, Inc.	772,327	58,535
Wyndham Worldwide Corp.	1,027,300	73,668
Yum! Brands, Inc.	403,400	31,336
		366,125
Household Durables - 0.5%
KB Home	1,061,700	18,612
Lennar Corp. Class A (f)	1,141,600	40,824
PulteGroup, Inc.	1,148,000	21,536
Whirlpool Corp.	206,700	31,575
		112,547
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	400,900	157,802
Netflix, Inc. (a)	63,900	23,375
priceline.com, Inc. (a)	104,300	124,360
Rakuten, Inc.	3,526,700	54,185
Spotify Technology SA (p)	15,765	16,036
		375,758
Media - 3.6%
CBS Corp. Class B	1,743,100	102,076
Comcast Corp. Class A (special) (non-vtg.)	5,566,200	268,013
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cumulus Media, Inc. Class A (a)	398,000	$ 2,778
Discovery Communications, Inc. Class A (a)	29,800	2,601
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	1,945	3
ITV PLC	10,579,000	32,890
Legend Pictures LLC (a)(o)(p)	49,141	88,601
Lions Gate Entertainment Corp. (a)(f)	1,339,600	42,385
Manchester United PLC (a)	826,630	14,119
Publicis Groupe SA	492,200	43,512
The Walt Disney Co.	284,190	20,047
Tribune Co. Class A (a)	13,773	1,026
Twenty-First Century Fox, Inc. Class A	3,966,900	132,851
Vertis Holdings, Inc. (a)	1,934	0
Viacom, Inc. Class B (non-vtg.)	712,500	57,121
		808,023
Specialty Retail - 1.8%
Best Buy Co., Inc.	589,500	23,904
Home Depot, Inc.	2,362,400	190,575
Lowe's Companies, Inc.	1,391,000	66,045
Restoration Hardware Holdings, Inc.	405,300	30,600
TJX Companies, Inc.	1,513,300	95,156
		406,280
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	1,155,400	40,348
C. Wonder LLC (o)(p)	619,047	19,500
Compagnie Financiere Richemont SA Series A	100,290	10,191
Kering SA	18,100	4,015
lululemon athletica, Inc. (a)(f)	537,200	37,454
LVMH Moet Hennessy - Louis Vuitton SA	69,114	13,030
Michael Kors Holdings Ltd. (a)	200,961	16,388
NIKE, Inc. Class B	1,026,700	81,253
PVH Corp.	1,000	134
Ralph Lauren Corp.	327,700	57,423
Tory Burch LLC (o)(p)	324,840	23,111
		302,847
TOTAL CONSUMER DISCRETIONARY		2,544,356
CONSUMER STAPLES - 5.8%
Beverages - 1.2%
Beam, Inc.	872,600	58,927
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	1,680,900	$ 70,497
Monster Beverage Corp. (a)	520,300	30,791
The Coca-Cola Co.	2,613,200	105,025
		265,240
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	373,900	46,898
CVS Caremark Corp.	2,250,500	150,693
Kroger Co.	1,766,000	73,731
Walgreen Co.	1,546,200	91,535
		362,857
Food Products - 0.5%
Bunge Ltd.	833,000	66,740
Green Mountain Coffee Roasters, Inc.	489,200	32,962
The Hershey Co.	239,100	23,166
		122,868
Household Products - 1.0%
Procter & Gamble Co.	2,642,800	222,577
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	922,700	69,166
L'Oreal SA	235,600	39,424
Prestige Brands Holdings, Inc. (a)	931,402	32,823
		141,413
Tobacco - 0.9%
Japan Tobacco, Inc.	3,745,100	126,488
Lorillard, Inc.	1,494,900	76,733
		203,221
TOTAL CONSUMER STAPLES		1,318,176
ENERGY - 5.8%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	778,400	43,116
Ensco PLC Class A	1,563,816	92,390
Halliburton Co.	871,200	45,895
National Oilwell Varco, Inc.	379,100	30,897
Noble Corp.	614,900	23,440
Ocean Rig UDW, Inc. (United States) (a)	873,220	18,189
Schlumberger Ltd.	1,819,800	160,907
		414,834
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	1,231,200	$ 109,355
Apache Corp.	20,614	1,886
Bonanza Creek Energy, Inc. (a)	342,000	15,688
Cabot Oil & Gas Corp.	946,600	32,610
Chevron Corp.	1,577,900	193,198
Cimarex Energy Co.	179,500	16,977
Cobalt International Energy, Inc. (a)	742,700	16,510
ConocoPhillips Co.	1,674,500	121,904
Energen Corp.	86,800	6,264
EOG Resources, Inc.	466,900	77,039
EQT Corp.	375,300	31,942
Marathon Oil Corp.	2,168,200	78,142
Marathon Petroleum Corp.	423,000	34,999
Noble Energy, Inc.	208,590	14,651
Occidental Petroleum Corp.	446,258	42,377
Phillips 66 Co.	235,200	16,372
Pioneer Natural Resources Co.	138,700	24,654
Suncor Energy, Inc.	1,569,200	54,451
The Williams Companies, Inc.	337,000	11,869
		900,888
TOTAL ENERGY		1,315,722
FINANCIALS - 11.6%
Capital Markets - 1.3%
Apollo Global Management LLC Class A	1,284,200	38,770
BlackRock, Inc. Class A	210,200	63,638
Evercore Partners, Inc. Class A	772,000	42,344
Invesco Ltd.	1,732,800	60,388
The Blackstone Group LP	2,595,500	74,179
UBS AG	1,085,573	20,646
		299,965
Commercial Banks - 2.3%
First Republic Bank	50,000	2,555
M&T Bank Corp.	457,400	52,766
SunTrust Banks, Inc.	836,800	30,317
TCF Financial Corp.	1,258,400	19,719
Texas Capital Bancshares, Inc. (a)	568,022	31,906
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	3,095,400	$ 121,402
Wells Fargo & Co.	6,041,940	265,966
		524,631
Consumer Finance - 1.5%
American Express Co.	1,702,200	146,049
Capital One Financial Corp.	1,592,500	114,071
Discover Financial Services	185,000	9,861
SLM Corp.	2,315,700	61,713
		331,694
Diversified Financial Services - 4.5%
Bank of America Corp.	22,241,200	351,856
Berkshire Hathaway, Inc. Class B (a)	399,100	46,507
Citigroup, Inc.	5,534,040	292,861
JPMorgan Chase & Co.	5,745,523	328,759
		1,019,983
Insurance - 1.5%
ACE Ltd.	1,130,600	116,203
American International Group, Inc.	1,045,700	52,024
MetLife, Inc.	2,366,300	123,497
The Travelers Companies, Inc.	610,700	55,415
		347,139
Real Estate Investment Trusts - 0.4%
American Tower Corp.	1,203,600	93,604
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	48,000	2,275
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	331,800	18,800
TOTAL FINANCIALS		2,638,091
HEALTH CARE - 12.1%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)	2,068,004	48,164
Acorda Therapeutics, Inc. (a)	456,600	15,894
Actelion Ltd.	349,071	29,076
Alexion Pharmaceuticals, Inc. (a)	462,300	57,556
AMAG Pharmaceuticals, Inc. (a)	325,866	7,993
Amgen, Inc.	2,146,300	244,850
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	715,100	$ 208,073
CSL Ltd.	1,035,843	64,804
Cubist Pharmaceuticals, Inc. rights (a)	635,000	1,048
Genmab A/S (a)	225,100	9,328
Gilead Sciences, Inc. (a)	2,914,700	218,049
Grifols SA ADR	2,388,980	82,026
Macrogenics, Inc.	376,200	9,958
Medivation, Inc. (a)	373,400	23,528
Neurocrine Biosciences, Inc. (a)	918,100	9,016
		1,029,363
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	10,624,700	123,034
C.R. Bard, Inc.	237,400	32,970
Stryker Corp.	79,200	5,894
The Cooper Companies, Inc.	268,959	35,433
		197,331
Health Care Providers & Services - 1.6%
Catamaran Corp. (a)	583,100	26,616
Cigna Corp.	566,400	49,532
Express Scripts Holding Co. (a)	38,400	2,586
HCA Holdings, Inc.	900,700	41,810
Humana, Inc.	168,600	17,533
McKesson Corp.	844,900	140,160
Qualicorp SA (a)	5,724,000	53,507
UnitedHealth Group, Inc.	532,400	39,653
		371,397
Health Care Technology - 0.4%
CareView Communications, Inc. (a)(g)	10,425,300	4,796
Cerner Corp. (a)	971,100	55,809
Veeva Systems, Inc. Class A	471,680	19,098
		79,703
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)(f)	1,190,362	116,655
Pharmaceuticals - 4.2%
AbbVie, Inc.	2,395,600	116,067
Actavis PLC (a)	1,206,556	196,753
Bristol-Myers Squibb Co.	2,480,200	127,433
Endo Health Solutions, Inc. (a)(f)	180,200	12,108
Merck & Co., Inc.	220,600	10,992
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	516,500	$ 22,793
Perrigo Co. (f)	515,000	80,283
Pfizer, Inc.	5,317,600	168,727
Salix Pharmaceuticals Ltd. (a)	384,500	32,609
Shire PLC sponsored ADR	320,300	43,500
TherapeuticsMD, Inc. (a)(g)	8,471,584	41,426
Valeant Pharmaceuticals International, Inc. (Canada) (a)	565,411	61,993
ViroPharma, Inc. (a)	774,078	38,325
		953,009
TOTAL HEALTH CARE		2,747,458
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.7%
General Dynamics Corp.	557,100	51,064
Honeywell International, Inc.	1,776,500	157,238
Precision Castparts Corp.	373,600	96,557
The Boeing Co.	1,565,000	210,101
United Technologies Corp.	884,500	98,056
		613,016
Air Freight & Logistics - 0.2%
FedEx Corp.	291,500	40,431
Airlines - 0.4%
Copa Holdings SA Class A	323,100	48,924
Delta Air Lines, Inc.	711,800	20,628
United Continental Holdings, Inc. (a)	422,100	16,567
		86,119
Building Products - 0.0%
Masonite International Corp. (a)	5,358	268
Masonite International Corp.:
warrants 6/9/14 (a)	25,981	104
warrants 6/9/16 (a)	19,485	117
		489
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. rights (a)	950,273	0
Electrical Equipment - 0.1%
Generac Holdings, Inc.	597,800	31,839
Industrial Conglomerates - 1.4%
3M Co.	620,600	82,856
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.	1,819,500	$ 136,099
General Electric Co.	3,318,900	88,482
		307,437
Machinery - 0.8%
Cummins, Inc.	503,400	66,630
Global Brass & Copper Holdings, Inc.	320,100	5,282
Ingersoll-Rand PLC	1,293,400	92,375
Manitowoc Co., Inc.	1,322,300	27,226
		191,513
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	415,500	27,053
Road & Rail - 0.5%
Norfolk Southern Corp.	464,800	40,758
Union Pacific Corp.	452,856	73,381
		114,139
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	184,200	15,838
TOTAL INDUSTRIALS		1,427,874
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	3,754,700	79,787
F5 Networks, Inc. (a)	109,900	9,040
Juniper Networks, Inc. (a)	1,329,400	26,947
QUALCOMM, Inc.	1,379,400	101,496
		217,270
Computers & Peripherals - 3.5%
Apple, Inc.	1,127,500	626,939
EMC Corp.	5,031,700	120,006
Hewlett-Packard Co.	1,200,500	32,834
NCR Corp. (a)	710,400	24,828
		804,607
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	548,500	46,623
Arrow Electronics, Inc. (a)	983,300	50,483
E Ink Holdings, Inc. GDR (a)(h)	140,100	757
		97,863
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	3,218,460	$ 151,300
Google, Inc. Class A (a)	430,900	456,577
Mail.Ru Group Ltd.:
GDR (h)	580,000	23,983
GDR (Reg. S)	289,900	11,987
Pandora Media, Inc. (a)(f)	23,894	679
Rocket Fuel, Inc. (f)	221,084	10,555
Yahoo!, Inc. (a)	2,689,300	99,450
		754,531
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	613,600	57,611
MasterCard, Inc. Class A	98,900	75,244
Visa, Inc. Class A	796,100	161,975
		294,830
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	1,316,800	42,467
Broadcom Corp. Class A	862,800	23,028
Intel Corp.	2,391,400	57,011
KLA-Tencor Corp.	288,600	18,433
Micron Technology, Inc. (a)	1,307,200	27,582
NXP Semiconductors NV (a)	600,800	25,534
Spansion, Inc. Class A (a)	210	3
Texas Instruments, Inc.	419,800	18,051
Xilinx, Inc.	645,800	28,693
		240,802
Software - 2.8%
Activision Blizzard, Inc.	1,228,800	21,148
Adobe Systems, Inc. (a)	1,873,800	106,394
Autodesk, Inc. (a)	229,700	10,394
Microsoft Corp.	8,300,500	316,498
Oracle Corp.	2,652,700	93,614
salesforce.com, Inc. (a)	1,392,400	72,530
Workday, Inc. Class A (a)	338,500	27,875
		648,453
TOTAL INFORMATION TECHNOLOGY		3,058,356
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.1%
Chemicals - 1.6%
Ashland, Inc.	161,600	$ 14,719
Celanese Corp. Class A	510,500	28,654
CF Industries Holdings, Inc.	98,900	21,499
Eastman Chemical Co.	306,400	23,602
Ferro Corp. (a)	1,851,900	25,797
Huntsman Corp.	1,151,500	26,404
Intrepid Potash, Inc. (f)	1,669,800	25,798
LyondellBasell Industries NV Class A	732,829	56,560
Monsanto Co.	508,800	57,662
Potash Corp. of Saskatchewan, Inc.	839,400	26,575
RPM International, Inc.	530,800	21,020
W.R. Grace & Co. (a)	384,300	36,904
		365,194
Construction Materials - 0.4%
Eagle Materials, Inc.	570,400	44,491
Vulcan Materials Co.	577,200	32,537
		77,028
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	266,500	25,163
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR	120,230	1,634
Ivanhoe Mine Ltd. (a)(h)	819,127	1,619
OCI Resources LP	224,300	4,816
		8,069
TOTAL MATERIALS		475,454
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	9,287,800	15,532
Broadview Networks Holdings, Inc.	123,987	1,133
Iliad SA	150,462	35,615
		52,280
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	479,200	40,813
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp.	446,800	$ 36,156
Vodafone Group PLC sponsored ADR	1,362,700	50,543
		127,512
TOTAL TELECOMMUNICATION SERVICES		179,792
UTILITIES - 0.9%
Electric Utilities - 0.6%
Edison International	1,312,900	60,669
NextEra Energy, Inc.	879,200	74,372
		135,041
Gas Utilities - 0.1%
ONEOK, Inc.	191,700	11,132
Multi-Utilities - 0.2%
Sempra Energy	633,000	55,983
TOTAL UTILITIES		202,156
TOTAL COMMON STOCKS (Cost $11,606,471)		15,907,435
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
General Motors Co. 4.75%	135,200	7,193
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (p)	1,082,251	5,000
Roku, Inc. 8.00% (p)	5,520,836	5,000
		10,000
Media - 0.2%
Vice Holdings, Inc. Series A (a)(p)	6,701	43,738
TOTAL CONSUMER DISCRETIONARY		60,931
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Deem, Inc. (p)	159,864,334	8,065
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	$ 994
Software - 0.1%
Mobileye NV Series F (a)(p)	369,679	12,902
TOTAL INFORMATION TECHNOLOGY		13,896
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	31,929	1,608
TOTAL CONVERTIBLE PREFERRED STOCKS		84,500
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	118,600	31,473
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series J, 5.50%	100,446	2,282
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (h)	8,853	8,499
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,142
TOTAL FINANCIALS		20,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,396
TOTAL PREFERRED STOCKS (Cost $104,575)		136,896
Corporate Bonds - 12.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 375	$ 330
3.5% 1/15/31 (h)	2,776	2,441
Mood Media Corp. 10% 10/31/15 (h)	32	23
		2,794
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15	1,880	1,832
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (p)	11,328	11,328
8% 12/6/14 (p)	3,220	3,220
		14,548
TOTAL CONVERTIBLE BONDS		19,174
Nonconvertible Bonds - 12.5%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Affinia Group, Inc. 7.75% 5/1/21 (h)	250	261
Chassix, Inc. 9.25% 8/1/18 (h)	470	503
Dana Holding Corp.:
5.375% 9/15/21	880	891
6% 9/15/23	880	891
Delphi Corp.:
5% 2/15/23	10,718	11,093
6.125% 5/15/21	1,690	1,859
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(l)	1,565	1,667
Tenneco, Inc. 6.875% 12/15/20	2,415	2,644
		19,809
Automobiles - 0.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (h)	3,577	3,608
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Daimler Finance North America LLC: - continued
1.95% 3/28/14 (h)	$ 1,854	$ 1,861
Ford Motor Co.:
4.75% 1/15/43	7,820	6,992
6.375% 2/1/29	2,190	2,406
7.45% 7/16/31	8,972	10,950
General Motors Corp.:
6.75% 5/1/28 (e)	390	0
7.125% 7/15/49 (e)	1,135	0
7.2% 1/15/11 (e)	2,855	0
7.4% 9/1/25 (e)	195	0
7.7% 4/15/16 (e)	705	0
8.25% 7/15/23 (e)	5,475	0
8.375% 7/15/33 (e)	16,800	0
Volkswagen International Finance NV:
1.125% 11/18/16 (h)	5,287	5,297
2.375% 3/22/17 (h)	1,515	1,560
		32,674
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	365	370
LKQ Corp. 4.75% 5/15/23 (h)	265	249
		619
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)	554	554
4.25% 6/15/23 (h)	3,903	3,861
5.75% 6/15/43 (h)	2,809	2,885
Laureate Education, Inc. 9.25% 9/1/19 (h)	4,040	4,424
Service Corp. International 5.375% 1/15/22 (h)	505	510
		12,234
Hotels, Restaurants & Leisure - 0.1%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (h)	325	353
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,765	3,624
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,765	1,716
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	$ 120	$ 120
Choice Hotels International, Inc. 5.75% 7/1/22	390	409
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)(h)	2,861	1,759
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)	680	677
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,222
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)	2,495	2,545
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	900	959
MCE Finance Ltd. 5% 2/15/21 (h)	1,290	1,248
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,028
6.625% 12/15/21	1,115	1,174
7.5% 6/1/16	2,855	3,219
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)	865	893
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	491
Playa Resorts Holding BV 8% 8/15/20 (h)	330	347
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	617
Studio City Finance Ltd. 8.5% 12/1/20 (h)	5,600	6,202
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	801	160
		30,763
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	760
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	785	781
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	620	646
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,581
7.875% 8/15/19	8,325	9,241
8.25% 2/15/21	1,485	1,563
9% 4/15/19	835	893
William Lyon Homes, Inc.:
8.5% 11/15/20	730	785
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc.: - continued
8.5% 11/15/20 (h)	$ 580	$ 624
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (h)	1,350	1,330
		23,204
Leisure Equipment & Products - 0.0%
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (h)(l)	550	554
Media - 0.7%
AMC Networks, Inc. 7.75% 7/15/21	340	383
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,477
5.25% 3/15/21 (h)	1,375	1,327
5.75% 9/1/23 (h)	945	891
5.75% 1/15/24	4,235	3,991
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	325	336
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)	3,345	3,178
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	1,051
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,195
5.125% 12/15/22	355	342
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,337
5.5% 12/15/16	1,330	1,194
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	755	778
6.5% 11/15/22	2,040	2,111
7.625% 3/15/20	585	611
7.625% 3/15/20	4,105	4,331
Comcast Corp.:
4.95% 6/15/16	790	868
6.4% 5/15/38	6,000	6,906
6.4% 3/1/40	4,017	4,631
6.95% 8/15/37	7,000	8,535
COX Communications, Inc. 3.25% 12/15/22 (h)	2,162	1,980
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
5.05% 6/1/20	$ 168	$ 186
6.35% 6/1/40	3,224	3,598
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,688
6.75% 6/1/21	3,515	3,787
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,128
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)	480	490
4.875% 11/1/20 (h)	1,255	1,252
5.375% 11/1/23 (h)	1,000	978
Lamar Media Corp.:
5.875% 2/1/22	525	541
7.875% 4/15/18	1,400	1,489
Lions Gate Entertainment Corp. 5.25% 8/1/18 (h)	3,730	3,758
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	5,410	6,005
National CineMedia LLC:
6% 4/15/22	2,600	2,691
7.875% 7/15/21	1,380	1,518
NBC Universal, Inc.:
5.15% 4/30/20	4,917	5,556
6.4% 4/30/40	4,249	4,881
News America Holdings, Inc. 7.75% 12/1/45	8,012	10,158
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	3,165	3,442
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)	380	384
Regal Entertainment Group:
5.75% 6/15/23	2,270	2,233
5.75% 2/1/25	340	323
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	518
Sirius XM Radio, Inc. 5.75% 8/1/21 (h)	3,350	3,392
Thomson Reuters Corp. 1.3% 2/23/17	1,794	1,796
Time Warner Cable, Inc.:
4% 9/1/21	7,778	7,240
4.5% 9/15/42	9,328	6,901
5.5% 9/1/41	17,772	14,412
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
5.85% 5/1/17	$ 1,621	$ 1,787
5.875% 11/15/40	2,374	2,019
6.75% 7/1/18	1,581	1,782
Time Warner, Inc.:
5.375% 10/15/41	1,539	1,531
5.875% 11/15/16	3,738	4,239
6.2% 3/15/40	2,618	2,839
6.5% 11/15/36	2,633	2,933
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)	1,340	1,307
7.5% 3/15/19 (h)	480	522
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,341
Viacom, Inc.:
1.25% 2/27/15	377	379
2.5% 9/1/18	714	723
3.5% 4/1/17	219	232
Videotron Ltd. 9.125% 4/15/18	2,604	2,744
WMG Acquisition Corp. 6% 1/15/21 (h)	423	441
		166,617
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21	730	732
Specialty Retail - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (h)	865	891
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	636
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (h)(l)	450	453
Claire's Stores, Inc.:
7.75% 6/1/20 (h)	485	485
9% 3/15/19 (h)	1,445	1,617
CST Brands, Inc. 5% 5/1/23 (h)	320	308
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(l)	975	1,019
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,496
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	590	600
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
5% 5/15/23	$ 195	$ 181
7% 7/15/22	885	958
		10,644
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(l)	263	271
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)	355	357
		628
TOTAL CONSUMER DISCRETIONARY		298,478
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Beam, Inc. 1.875% 5/15/17	1,176	1,181
Heineken NV:
1.4% 10/1/17 (h)	2,951	2,923
2.75% 4/1/23 (h)	3,085	2,810
SABMiller Holdings, Inc.:
1.85% 1/15/15 (h)	1,947	1,974
2.45% 1/15/17 (h)	1,947	2,009
		10,897
Food & Staples Retailing - 0.1%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (h)(l)	1,090	1,130
9.25% 2/15/19 (h)	1,030	1,136
ESAL GmbH 6.25% 2/5/23 (h)	1,980	1,792
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)	7,625	7,339
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,698
6.875% 12/15/28 (h)	3,505	3,312
7.7% 2/15/27	3,220	3,292
9.25% 3/15/20	1,330	1,534
Tops Markets LLC 8.875% 12/15/17 (h)	675	741
		27,974
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (h)	$ 417	$ 482
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,053
3.2% 1/25/23	2,400	2,243
4.65% 1/25/43	2,022	1,838
JBS Investments GmbH 7.75% 10/28/20 (h)	2,850	2,857
Kraft Foods, Inc.:
5.375% 2/10/20	23,518	26,590
6.5% 8/11/17	2,584	3,050
6.75% 2/19/14	318	322
William Wrigley Jr. Co.:
1.4% 10/21/16 (h)	3,217	3,237
2% 10/20/17 (h)	4,607	4,637
		47,309
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	350	373
6.625% 11/15/22 (h)	415	442
		815
Personal Products - 0.0%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind	1,435	1,482
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)	300	283
Prestige Brands, Inc. 8.125% 2/1/20	220	244
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)	1,105	1,095
		3,104
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,703
4% 1/31/24	3,123	3,076
4.25% 8/9/42	4,020	3,384
9.7% 11/10/18	5,570	7,421
Philip Morris International, Inc. 1.875% 1/15/19	6,965	6,920
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,785
4.75% 11/1/42	4,633	4,083
6.15% 9/15/43	2,200	2,380
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 3,979	$ 4,622
7.25% 6/15/37	6,101	7,157
		45,531
TOTAL CONSUMER STAPLES		135,630
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	231	233
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,634	5,674
5.35% 3/15/20 (h)	5,174	5,473
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,797
5% 10/1/21	2,280	2,414
6.5% 4/1/20	2,264	2,627
Forum Energy Technologies, Inc. 6.25% 10/1/21 (h)	655	683
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	370
Noble Holding International Ltd.:
3.05% 3/1/16	756	779
3.45% 8/1/15	1,075	1,117
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,545
7.5% 11/1/19	7,020	7,617
Oil States International, Inc. 6.5% 6/1/19	1,420	1,511
Pacific Drilling SA 5.375% 6/1/20 (h)	1,270	1,283
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	2,800	3,038
Precision Drilling Corp.:
6.5% 12/15/21	315	336
6.625% 11/15/20	1,580	1,687
Pride International, Inc. 6.875% 8/15/20	1,355	1,625
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)	500	523
Transocean, Inc. 5.05% 12/15/16	3,719	4,104
Unit Corp. 6.625% 5/15/21	4,515	4,741
		53,177
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 1,680	$ 1,646
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	2,103
6.25% 6/1/21	2,725	2,337
9.75% 4/15/18	1,099	1,151
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,677
6.375% 9/15/17	20,246	23,626
6.45% 9/15/36	4,261	4,940
Apache Corp. 3.25% 4/15/22	193	192
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (h)	1,155	1,120
Chesapeake Energy Corp.:
5.375% 6/15/21	1,340	1,384
5.75% 3/15/23	1,330	1,377
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,172
Continental Resources, Inc.:
4.5% 4/15/23	1,810	1,792
5% 9/15/22	2,690	2,771
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)	895	915
7.75% 4/1/19	1,990	2,159
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,700
3.875% 3/15/23	1,647	1,535
4.95% 4/1/22	1,048	1,065
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,174
8.25% 2/15/20	1,973	2,178
Diamondback Energy, Inc. 7.625% 10/1/21 (h)	935	977
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,647	1,760
6.45% 11/3/36 (h)	3,753	3,884
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,415
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,752
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	3,974
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	$ 885	$ 996
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (h)(l)	1,470	1,477
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,659
9.375% 5/1/20	4,780	5,497
Forest Oil Corp. 7.25% 6/15/19	877	870
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	527
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	677	764
Halcon Resources Corp. 8.875% 5/15/21	1,030	1,045
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (h)	485	485
8.125% 12/1/19	1,325	1,467
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,836
6.5% 5/15/19	1,820	1,834
Marathon Petroleum Corp.:
3.5% 3/1/16	409	430
5.125% 3/1/21	3,173	3,464
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	622
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	2,559	2,609
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	3,614	4,102
6.85% 1/15/40 (h)	2,906	3,605
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,940
Nexen, Inc.:
5.2% 3/10/15	1,224	1,282
6.2% 7/30/19	1,865	2,182
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,491
Petrobras Global Finance BV:
3% 1/15/19	25,963	24,659
4.375% 5/20/23	3,648	3,319
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,414
5.375% 1/27/21	4,069	4,082
5.75% 1/20/20	1,797	1,868
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
7.875% 3/15/19	$ 5,564	$ 6,435
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,252
3.5% 1/30/23	4,530	4,127
4.875% 1/24/22	2,315	2,361
5.5% 1/21/21	5,342	5,729
5.5% 6/27/44	17,702	15,666
6% 3/5/20	1,974	2,186
6.5% 6/2/41	7,783	7,871
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,551
2.95% 5/1/17	1,527	1,596
4.3% 4/1/22	5,338	5,492
5.875% 5/1/42	4,552	4,954
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,138
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,115
SemGroup Corp. 7.5% 6/15/21 (h)	1,000	1,050
Southeast Supply Header LLC 4.85% 8/15/14 (h)	1,176	1,207
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,030
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,097
4.6% 6/15/21	1,296	1,355
Suncor Energy, Inc. 6.1% 6/1/18	7,771	9,127
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	609
Teekay Corp. 8.5% 1/15/20	120	130
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,077
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	5,281	5,334
Western Gas Partners LP 5.375% 6/1/21	7,147	7,684
Western Refining, Inc. 6.25% 4/1/21	550	550
		261,025
TOTAL ENERGY		314,202
FINANCIALS - 4.8%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	948
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
2.375% 1/22/18	$ 10,000	$ 10,097
5.95% 1/18/18	4,242	4,864
6.15% 4/1/18	3,466	4,011
JPMorgan Chase & Co. 1.125% 2/26/16	15,094	15,161
Lazard Group LLC:
4.25% 11/14/20	2,719	2,718
6.85% 6/15/17	5,189	5,882
7.125% 5/15/15	1,855	2,024
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	11,555	12,295
6.4% 8/28/17	4,204	4,887
7.75% 5/14/38	7,615	9,658
Morgan Stanley:
2.125% 4/25/18	16,388	16,366
4% 7/24/15	1,137	1,191
4.875% 11/1/22	7,126	7,320
5% 11/24/25	5,357	5,361
5.375% 10/15/15	15,930	17,183
5.625% 9/23/19	453	520
5.95% 12/28/17	250	289
6.625% 4/1/18	1,494	1,761
State Street Corp. 3.1% 5/15/23	6,500	6,062
		128,598
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,994
Bank of America NA:
1.125% 11/14/16	10,500	10,525
5.3% 3/15/17	14,681	16,366
BB&T Corp. 3.95% 3/22/22	1,495	1,494
Capital One Bank NA 1.15% 11/21/16	3,749	3,752
CIT Group, Inc.:
5% 8/15/22	2,195	2,173
5% 8/1/23	7,565	7,414
5.25% 3/15/18	3,215	3,464
5.375% 5/15/20	2,805	2,994
5.5% 2/15/19 (h)	5,285	5,695
Comerica Bank 5.7% 6/1/14	507	520
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc. 4.8% 5/1/15	$ 1,013	$ 1,068
Credit Suisse 6% 2/15/18	12,547	14,482
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,330
Discover Bank:
7% 4/15/20	3,075	3,622
8.7% 11/18/19	532	678
Fifth Third Bancorp:
3.5% 3/15/22	529	522
4.5% 6/1/18	418	454
5.45% 1/15/17	1,848	2,043
8.25% 3/1/38	3,116	4,197
Fifth Third Bank 1.15% 11/18/16	11,000	11,022
Fifth Third Capital Trust IV 6.5% 4/15/37 (l)	3,790	3,785
HBOS PLC 6.75% 5/21/18 (h)	408	462
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,029
Huntington National Bank 1.3% 11/20/16	3,560	3,572
Intesa Sanpaolo SpA 3.125% 1/15/16	18,292	18,674
JPMorgan Chase Bank 6% 10/1/17	1,942	2,244
KeyBank NA:
5.45% 3/3/16	2,302	2,513
5.8% 7/1/14	7,641	7,869
KeyCorp. 5.1% 3/24/21	519	573
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,106
5% 1/17/17	7,888	8,648
PNC Bank NA 1.15% 11/1/16	5,350	5,381
Regions Bank:
6.45% 6/26/37	10,147	10,598
7.5% 5/15/18	8,929	10,648
Regions Financial Corp.:
2% 5/15/18	7,154	7,035
5.75% 6/15/15	1,067	1,140
7.75% 11/10/14	4,922	5,226
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	7,367	7,473
6.125% 12/15/22	35,362	36,034
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,619
3.5% 1/20/17	4,123	4,372
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 3.5% 6/18/22	$ 5,802	$ 5,780
Wachovia Bank NA 6% 11/15/17	7,010	8,154
Wachovia Corp. 5.75% 6/15/17	1,728	1,987
Wells Fargo & Co.:
3.676% 6/15/16	2,326	2,489
4.48% 1/16/24 (h)	5,192	5,158
		265,378
Consumer Finance - 0.7%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,667
4.75% 9/10/18	4,295	4,510
6.25% 12/1/17	1,800	2,014
American Express Credit Corp.:
1.3% 7/29/16	5,523	5,575
2.8% 9/19/16	519	545
Discover Financial Services:
3.85% 11/21/22	1,983	1,906
5.2% 4/27/22	2,146	2,259
6.45% 6/12/17	10,512	11,966
Ford Motor Credit Co. LLC:
1.5% 1/17/17	3,512	3,512
2.5% 1/15/16	14,000	14,351
3% 6/12/17	5,430	5,677
4.375% 8/6/23	13,241	13,412
General Electric Capital Corp.:
1% 1/8/16	18,569	18,672
4.625% 1/7/21	703	774
5.625% 9/15/17	17,812	20,455
General Motors Acceptance Corp. 8% 11/1/31	3,115	3,660
GMAC LLC:
6.75% 12/1/14	2,355	2,476
8% 12/31/18	6,035	7,182
8% 11/1/31	19,726	23,523
Hyundai Capital America:
1.625% 10/2/15 (h)	1,867	1,878
1.875% 8/9/16 (h)	1,416	1,429
2.125% 10/2/17 (h)	2,063	2,072
2.875% 8/9/18 (h)	2,511	2,550
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
5.5% 1/15/19	$ 2,150	$ 2,222
5.5% 1/25/23	1,365	1,284
8% 3/25/20	5,930	6,731
8.45% 6/15/18	2,980	3,472
		166,774
Diversified Financial Services - 0.7%
Bank of America Corp.:
1.35% 11/21/16	4,652	4,654
2.6% 1/15/19	26,830	27,116
3.875% 3/22/17	781	839
6.5% 8/1/16	1,010	1,147
7.375% 5/15/14	26	27
Barclays Bank PLC 7.625% 11/21/22	1,400	1,472
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,205
4.742% 3/11/21	4,210	4,616
Citigroup, Inc.:
1.3% 11/15/16	8,345	8,349
1.7% 7/25/16	6,000	6,081
3.953% 6/15/16	5,674	6,065
4.45% 1/10/17	14,158	15,447
4.75% 5/19/15	6,406	6,762
5.5% 9/13/25	7,088	7,503
5.9% (i)(l)	5,610	5,273
Five Corners Funding Trust 4.419% 11/15/23 (h)	8,055	8,050
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)	700	702
4.25% 5/15/23 (h)	615	586
4.75% 8/15/17 (h)	6,325	6,705
6.75% 6/1/18	6,765	7,661
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	7,816
8% 1/15/18	1,015	1,059
JPMorgan Chase & Co. 3.15% 7/5/16	8,974	9,427
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	954
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,349
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	5,782	5,631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,242	$ 1,322
5.15% 3/15/20	2,029	2,235
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,155	1,227
9.625% 6/15/18 pay-in-kind	810	874
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,290
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(l)	5,272	5,203
		163,647
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,314
3.8% 3/22/17	5,298	5,679
4.875% 9/15/16	1,873	2,064
4.875% 6/1/22	5,467	5,923
5.6% 10/18/16	4,975	5,565
5.85% 1/16/18	12,000	13,854
Aon Corp.:
3.125% 5/27/16	3,402	3,564
3.5% 9/30/15	3,819	3,998
5% 9/30/20	107	118
Aon PLC 4.45% 5/24/43	7,250	6,473
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	345
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(l)	2,008	2,068
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,163
5.125% 4/15/22	956	1,055
5.375% 3/15/17	595	663
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)	1,675	1,732
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (h)	2,655	2,604
5% 6/1/21 (h)	6,063	6,456
6.5% 3/15/35 (h)	1,064	1,159
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,454
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,119
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc. 6.75% 6/1/16	$ 3,874	$ 4,427
Metropolitan Life Global Funding I 1.875% 6/22/18 (h)	6,760	6,742
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,103
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,251
Pacific LifeCorp:
5.125% 1/30/43 (h)	6,960	6,504
6% 2/10/20 (h)	8,215	9,231
Prudential Financial, Inc.:
2.3% 8/15/18	783	794
4.5% 11/16/21	1,461	1,569
7.375% 6/15/19	1,880	2,338
Symetra Financial Corp. 6.125% 4/1/16 (h)	6,715	7,190
Unum Group:
5.625% 9/15/20	2,879	3,207
5.75% 8/15/42	7,108	7,402
7.125% 9/30/16	1,802	2,060
		146,188
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,705	1,729
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,498
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,502
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,648
BRE Properties, Inc. 5.5% 3/15/17	2,524	2,796
Camden Property Trust:
2.95% 12/15/22	2,154	1,973
4.25% 1/15/24 (j)	4,453	4,503
5.375% 12/15/13	2,150	2,153
DDR Corp. 4.625% 7/15/22	3,877	4,009
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,595	5,022
7.5% 4/1/17	4,966	5,834
9.625% 3/15/16	1,675	1,977
Duke Realty LP:
3.625% 4/15/23	2,844	2,653
3.875% 10/15/22	4,799	4,602
4.375% 6/15/22	3,202	3,203
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 1,096	$ 1,130
5.5% 3/1/16	2,930	3,184
6.75% 3/15/20	1,161	1,348
8.25% 8/15/19	1,838	2,297
Equity One, Inc.:
3.75% 11/15/22	7,300	6,879
5.375% 10/15/15	672	724
6% 9/15/17	666	754
6.25% 1/15/17	530	596
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,591
6.2% 1/15/17	365	414
HCP, Inc.:
3.15% 8/1/22	8,000	7,428
3.75% 2/1/16	2,958	3,115
4.25% 11/15/23	3,213	3,200
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,308
4.125% 4/1/19	11,300	12,045
4.7% 9/15/17	744	816
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,300
6.25% 6/15/17	726	779
6.65% 1/15/18	490	534
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,232
6.75% 10/15/22	1,885	2,050
Washington REIT 5.25% 1/15/14	988	993
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,017
		118,836
Real Estate Management & Development - 0.5%
BioMed Realty LP:
3.85% 4/15/16	6,469	6,791
4.25% 7/15/22	2,511	2,433
6.125% 4/15/20	1,822	2,022
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,138
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
4.95% 4/15/18	$ 3,095	$ 3,362
5.7% 5/1/17	268	297
6% 4/1/16	2,467	2,708
7.5% 5/15/15	698	762
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,875	1,802
6.625% 10/15/20	900	959
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,569
5.25% 3/15/21	2,876	2,974
ERP Operating LP 5.75% 6/15/17	1,446	1,633
Howard Hughes Corp. 6.875% 10/1/21 (h)	2,115	2,194
Liberty Property LP:
3.375% 6/15/23	2,951	2,724
4.125% 6/15/22	2,746	2,734
4.75% 10/1/20	6,595	6,980
5.125% 3/2/15	1,317	1,380
5.5% 12/15/16	2,022	2,249
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,008
3.15% 5/15/23	6,708	5,926
4.5% 4/18/22	1,689	1,684
7.75% 8/15/19	2,149	2,618
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,070
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,115
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	2,161	2,269
5.7% 4/15/17 (h)	3,471	3,793
Realogy Corp. 9% 1/15/20 (h)	1,170	1,357
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (h)	2,125	2,130
Regency Centers LP:
4.95% 4/15/14	360	365
5.25% 8/1/15	3,216	3,428
5.875% 6/15/17	1,447	1,625
Simon Property Group LP 2.8% 1/30/17	67	70
Tanger Properties LP:
3.875% 12/1/23	2,341	2,292
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 7,035	$ 8,170
Ventas Realty LP 1.55% 9/26/16	921	928
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,577
4% 4/30/19	1,771	1,878
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (h)	510	490
		101,504
TOTAL FINANCIALS		1,090,925
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,532
5.15% 11/15/41	14,179	13,947
		15,479
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (h)	410	420
7.75% 2/15/19	2,945	3,166
Teleflex, Inc. 6.875% 6/1/19	1,665	1,748
		5,334
Health Care Providers & Services - 0.5%
Aetna, Inc.:
2.75% 11/15/22	2,850	2,643
4.125% 11/15/42	1,591	1,385
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,170
6.3% 8/15/14	2,132	2,215
DaVita, Inc.:
5.75% 8/15/22	1,215	1,239
6.625% 11/1/20	1,555	1,664
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,594
4.75% 11/15/21	14,348	15,274
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. 3.125% 5/15/16	$ 5,121	$ 5,369
HCA Holdings, Inc.:
6.25% 2/15/21	1,415	1,482
7.75% 5/15/21	10,670	11,670
HCA, Inc.:
4.75% 5/1/23	2,715	2,566
5.875% 3/15/22	5,645	5,857
5.875% 5/1/23	2,555	2,536
6.5% 2/15/20	10,450	11,534
7.5% 2/15/22	3,250	3,616
HealthSouth Corp. 5.75% 11/1/24	780	774
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,005	642
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,726
4.125% 9/15/20	3,728	3,892
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,740
Rural/Metro Corp. 10.125% 7/15/19 (e)(h)	995	294
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,007	1,090
Tenet Healthcare Corp.:
4.375% 10/1/21 (h)	5,470	5,142
4.5% 4/1/21	1,030	984
6% 10/1/20 (h)	1,145	1,197
8.125% 4/1/22	4,590	4,980
9.875% 7/1/14	4,690	4,936
WellPoint, Inc. 1.875% 1/15/18	161	160
		103,371
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (h)	715	753
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,782
Mylan, Inc. 1.35% 11/29/16	1,757	1,760
Perrigo Co. 1.3% 11/8/16 (h)	1,437	1,439
Perrigo Co. Ltd. 2.3% 11/8/18 (h)	1,537	1,541
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)	830	886
Valeant Pharmaceuticals International:
6.75% 8/15/18 (h)	3,620	3,987
7.5% 7/15/21 (h)	2,320	2,552
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. 5.625% 12/1/21 (h)(j)	$ 810	$ 815
VPI Escrow Corp. 6.375% 10/15/20 (h)	1,445	1,523
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,936
Zoetis, Inc.:
1.875% 2/1/18	898	896
3.25% 2/1/23	2,190	2,062
		25,179
TOTAL HEALTH CARE		150,116
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	1,753	1,790
6.375% 6/1/19 (h)	3,650	4,262
DigitalGlobe, Inc. 5.25% 2/1/21 (h)	425	414
GenCorp, Inc. 7.125% 3/15/21	320	342
TransDigm, Inc. 7.5% 7/15/21	3,440	3,698
		10,506
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (h)	11,000	11,495
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	45	47
9.798% 4/1/21	2,657	2,963
6.125% 4/29/18 (h)	415	430
6.648% 3/15/19	2,274	2,410
6.9% 7/2/19	824	883
7.339% 4/19/14	222	225
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,551	1,620
8.36% 1/20/19	1,263	1,395
		21,468
Building Products - 0.0%
Associated Materials LLC 9.125% 11/1/17	465	496
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (h)	$ 330	$ 328
Nortek, Inc. 8.5% 4/15/21	925	1,022
Ply Gem Industries, Inc. 8.25% 2/15/18	2,953	3,156
USG Corp.:
5.875% 11/1/21 (h)	255	264
6.3% 11/15/16	170	183
7.875% 3/30/20 (h)	905	1,002
9.75% 1/15/18	975	1,141
		7,592
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21 (h)	1,140	1,190
APX Group, Inc.:
6.375% 12/1/19	3,360	3,394
8.75% 12/1/20	4,345	4,464
ARAMARK Corp. 5.75% 3/15/20 (h)	1,345	1,402
Clean Harbors, Inc. 5.125% 6/1/21	740	744
Covanta Holding Corp.:
6.375% 10/1/22	875	902
7.25% 12/1/20	775	846
Garda World Security Corp. 7.25% 11/15/21 (h)	200	203
International Lease Finance Corp. 5.65% 6/1/14	4,439	4,536
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	215	225
R.R. Donnelley & Sons Co. 6.5% 11/15/23	1,685	1,681
Tervita Corp.:
8% 11/15/18 (h)	640	662
9.75% 11/1/19 (h)	450	438
10.875% 2/15/18 (h)(j)	670	677
TMS International Corp. 7.625% 10/15/21 (h)	255	269
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)(h)	1,200	390
		22,023
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	733
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,005
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Schaeffler Finance BV 4.75% 5/15/21 (h)	$ 1,185	$ 1,182
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,042
		3,229
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)	1,360	1,377
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)	4,630	4,653
8.125% 2/15/19	1,725	1,760
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	545
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	785	838
		9,173
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,538
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	9,840	8,865
4.45% 3/15/43	5,500	4,981
5.05% 3/1/41	7,178	7,133
Hertz Corp.:
5.875% 10/15/20	1,120	1,162
6.25% 10/15/22	800	832
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	965	1,088
Norfolk Southern Corp. 3.85% 1/15/24	5,369	5,324
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,310
		31,695
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)	285	306
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	330	361
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,431
4.625% 4/15/21	4,280	4,141
5.75% 5/15/16	1,840	1,981
6.25% 5/15/19	3,035	3,320
7.125% 9/1/18 (h)	5,560	6,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
8.25% 12/15/20	$ 4,165	$ 4,946
8.625% 9/15/15	4,640	5,168
8.625% 1/15/22	3,910	4,721
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	365	382
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,884
		39,070
TOTAL INDUSTRIALS		147,027
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (h)	1,980	1,997
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,232
9% 4/1/19 (h)	2,135	2,194
10.5% 3/1/21 (h)	1,708	1,546
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (h)(l)	555	574
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,146
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	9,040
6.5% 1/15/28	1,110	949
		26,678
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. 9.375% 4/1/19	755	851
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
2.375% 12/17/18	1,087	1,087
6.55% 10/1/17	815	940
		3,035
Internet Software & Services - 0.0%
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (h)(l)	2,269	2,337
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	907
IAC/InterActiveCorp 4.75% 12/15/22	565	523
VeriSign, Inc. 4.625% 5/1/23	3,395	3,251
		7,018
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (h)	$ 4,565	$ 4,770
Ceridian Corp. 8.875% 7/15/19 (h)	1,110	1,283
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)	570	658
Compiler Finance Sub, Inc. 7% 5/1/21 (h)	180	177
First Data Corp.:
6.75% 11/1/20 (h)	6,215	6,510
11.25% 1/15/21 (h)	2,955	3,251
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,386
6.625% 11/1/19	2,205	2,301
The Western Union Co. 2.375% 12/10/15	128	131
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,270	3,638
13.375% 10/15/19	1,780	2,060
		37,165
Office Electronics - 0.1%
Xerox Corp.:
1.0585% 5/16/14 (l)	8,470	8,481
2.95% 3/15/17	947	975
4.25% 2/15/15	1,130	1,174
		10,630
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 5.75% 2/15/21 (h)	1,595	1,661
Spansion LLC:
7.875% 11/15/17	1,150	1,193
11.25% 1/15/16 (e)(h)	905	0
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,795
		5,649
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (h)	1,255	1,315
BMC Software Finance, Inc. 8.125% 7/15/21 (h)	2,555	2,708
		4,023
TOTAL INFORMATION TECHNOLOGY		94,198
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.3%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	$ 3,078	$ 3,038
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,863
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	965	1,066
LSB Industries, Inc. 7.75% 8/1/19 (h)	425	443
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(l)	1,000	1,045
PolyOne Corp. 5.25% 3/15/23	1,360	1,326
SPCM SA 6% 1/15/22 (h)	555	580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	4,715	4,809
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	585	620
		15,790
Construction Materials - 0.0%
CEMEX SA de CV 5.2481% 9/30/15 (h)(l)	2,815	2,885
CRH America, Inc. 6% 9/30/16	2,470	2,782
		5,667
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	2,579	2,760
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	215
9.125% 10/15/20 (h)	685	740
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (h)	275	267
7% 11/15/20 (h)	715	717
7.375% 10/15/17 (h)	300	323
9.125% 10/15/20 (h)	690	742
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)	376	385
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	595
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,203
Owens-Illinois, Inc. 7.8% 5/15/18	350	406
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,895
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. 6.5% 12/1/20 (h)	$ 1,065	$ 1,156
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	840	958
		13,362
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	2,700	2,779
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	255	265
Boart Longyear Management Pty Ltd. 10% 10/1/18 (h)	1,280	1,322
Calcipar SA 6.875% 5/1/18 (h)	720	767
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	7,189	7,094
4.5% 8/13/23 (h)	7,000	7,058
Edgen Murray Corp. 8.75% 11/1/20 (h)	1,135	1,314
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,876
6.375% 2/1/16 (h)	1,180	1,226
7% 11/1/15 (h)	1,865	1,933
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	795	791
New Gold, Inc.:
6.25% 11/15/22 (h)	615	604
7% 4/15/20 (h)	345	357
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	405	450
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)	1,335	1,382
8.25% 1/15/21 (h)	750	769
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,552
11.25% 10/15/18	1,130	1,187
Severstal Columbus LLC 10.25% 2/15/18	3,605	3,821
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,077
Walter Energy, Inc. 9.5% 10/15/19 (h)	730	763
		40,387
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,128
TOTAL MATERIALS		76,334
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
Altice Financing SA 7.875% 12/15/19 (h)	$ 550	$ 593
Altice Finco SA 9.875% 12/15/20 (h)	585	646
AT&T, Inc.:
2.375% 11/27/18	4,900	4,916
2.4% 8/15/16	293	303
4.35% 6/15/45	1,320	1,092
5.55% 8/15/41	5,019	4,989
6.3% 1/15/38	5,000	5,409
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	81
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,898
CenturyLink, Inc.:
5.15% 6/15/17	440	471
6% 4/1/17	3,101	3,388
6.15% 9/15/19	3,331	3,506
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,451	2,583
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	2,074
Embarq Corp.:
7.082% 6/1/16	3,728	4,173
7.995% 6/1/36	21,021	21,380
Frontier Communications Corp. 7.125% 1/15/23	2,055	2,106
Intelsat Luxembourg SA:
7.75% 6/1/21 (h)	4,960	5,196
8.125% 6/1/23 (h)	2,920	3,081
Level 3 Communications, Inc. 8.875% 6/1/19	435	477
Level 3 Financing, Inc.:
6.125% 1/15/21 (h)	1,405	1,426
7% 6/1/20	1,460	1,548
Lynx I Corp. 5.375% 4/15/21 (h)	770	783
Lynx II Corp. 6.375% 4/15/23 (h)	435	449
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,313
8.75% 3/15/32	3,565	3,832
Verizon Communications, Inc.:
2.5% 9/15/16	16,553	17,189
3.65% 9/14/18	26,133	27,784
6.1% 4/15/18	1,909	2,218
6.25% 4/1/37	3,729	4,062
6.4% 9/15/33	5,323	5,942
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.55% 9/15/43	$ 50,256	$ 57,194
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,953
		197,055
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	316
3.625% 3/30/15	2,672	2,754
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)	122	126
14.75% 12/1/16 (h)	3,050	4,171
Digicel Group Ltd.:
6% 4/15/21 (h)	2,805	2,724
7% 2/15/20 (h)	275	278
8.25% 9/30/20 (h)	4,060	4,243
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)	3,415	3,270
6.625% 12/15/22 (h)	2,375	2,423
6.625% 12/15/22 (Reg. S)	2,670	2,723
7.5% 4/1/21	3,895	4,280
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)	2,010	2,090
6.625% 4/1/23 (h)	3,005	3,095
NII Capital Corp. 7.625% 4/1/21	994	398
SBA Communications Corp. 5.625% 10/1/19	1,870	1,924
SoftBank Corp. 4.5% 4/15/20 (h)	445	442
Sprint Communications, Inc.:
6% 11/15/22	15,345	15,230
9% 11/15/18 (h)	6,595	7,980
Sprint Corp.:
7.25% 9/15/21 (h)	2,575	2,787
7.875% 9/15/23 (h)	2,575	2,820
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (h)	940	980
6.464% 4/28/19	420	447
6.542% 4/28/20	1,475	1,564
6.633% 4/28/21	1,335	1,398
6.731% 4/28/22	985	1,027
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.836% 4/28/23	$ 385	$ 400
Vodafone Group PLC 5% 12/16/13	2,129	2,132
		72,022
TOTAL TELECOMMUNICATION SERVICES		269,077
UTILITIES - 1.2%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,674
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,329
2.95% 12/15/22	2,224	2,079
Duke Capital LLC 5.668% 8/15/14	2,770	2,865
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,372
6.4% 9/15/20 (h)	8,922	10,187
Edison International 3.75% 9/15/17	3,355	3,560
Edison Mission Energy 7% 5/15/17 (e)	510	383
FirstEnergy Corp.:
2.75% 3/15/18	4,723	4,654
4.25% 3/15/23	8,330	7,758
7.375% 11/15/31	8,744	9,249
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,520
Indiana Michigan Power Co. 3.2% 3/15/23	5,294	5,003
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,046
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,863
3.75% 11/15/20	745	753
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,298
9.125% 5/1/31	1,745	1,832
Monongahela Power Co.:
4.1% 4/15/24 (h)	1,929	1,929
5.4% 12/15/43 (h)	2,933	2,958
Nevada Power Co.:
6.5% 5/15/18	5,100	6,075
6.5% 8/1/18	1,191	1,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	$ 513	$ 516
Northeast Utilities:
1.45% 5/1/18	1,511	1,480
2.8% 5/1/23	6,865	6,315
Pennsylvania Electric Co. 6.05% 9/1/17	450	505
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,906
PPL Capital Funding, Inc. 3.4% 6/1/23	3,274	3,078
Progress Energy, Inc.:
4.4% 1/15/21	336	357
6% 12/1/39	3,060	3,425
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	11,994
		129,392
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	905
7% 5/20/22	1,785	1,932
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,745	1,776
6.75% 1/15/22 (h)	645	656
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	295
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,815
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	998
		8,377
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18	1,655	1,696
Calpine Corp.:
6% 1/15/22 (h)	1,115	1,146
7.875% 1/15/23 (h)	3,183	3,485
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,372
10% 12/1/20 (h)	8,915	9,450
11% 10/1/21	4,208	4,629
12.25% 12/1/18 pay-in-kind (h)(l)	2,305	1,729
12.25% 3/1/22 (h)	14,795	17,162
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 520	$ 599
9.875% 10/15/20	1,743	1,957
NRG Energy, Inc. 6.625% 3/15/23	3,130	3,208
PSEG Power LLC 2.75% 9/15/16	1,379	1,435
The AES Corp.:
4.875% 5/15/23	445	419
7.375% 7/1/21	1,580	1,785
7.75% 10/15/15	2,618	2,893
TXU Corp.:
5.55% 11/15/14	61	28
6.5% 11/15/24	3,550	1,331
6.55% 11/15/34	7,200	2,700
		59,024
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	243	280
Dominion Resources, Inc.:
1.95% 8/15/16	203	207
2.5481% 9/30/66 (l)	16,925	15,761
7.5% 6/30/66 (l)	2,474	2,656
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (h)	7,687	7,689
2% 11/15/18 (h)	5,919	5,922
6.5% 9/15/37	1,418	1,665
National Grid PLC 6.3% 8/1/16	845	957
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,507
5.25% 9/15/17	497	552
5.25% 2/15/43	5,559	5,304
5.4% 7/15/14	1,816	1,869
5.45% 9/15/20	598	668
5.8% 2/1/42	3,125	3,141
5.95% 6/15/41	5,667	5,948
6.4% 3/15/18	1,788	2,081
6.8% 1/15/19	2,710	3,205
Puget Energy, Inc. 5.625% 7/15/22	3,935	4,243
Sempra Energy:
2% 3/15/14	1,950	1,958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.3% 4/1/17	$ 5,903	$ 6,050
2.875% 10/1/22	2,361	2,187
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,876	3,968
		78,818
TOTAL UTILITIES		275,611
TOTAL NONCONVERTIBLE BONDS		2,851,598
TOTAL CORPORATE BONDS (Cost $2,781,401)		2,870,772
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bonds:
3.625% 8/15/43 (q)	122,555	118,495
3.75% 11/15/43	52,559	52,009
U.S. Treasury Notes:
0.625% 5/31/17	387,138	384,930
0.625% 8/31/17	71,931	71,240
0.625% 9/30/17	28,879	28,554
0.75% 10/31/17	71,086	70,508
0.75% 2/28/18	130,642	128,774
0.875% 4/30/17 (k)	308,622	309,972
2.75% 11/15/23 (f)	74,303	74,361
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,233,401)		1,238,843
U.S. Government Agency - Mortgage Securities - 2.0%

Fannie Mae - 1.8%
2.303% 6/1/36 (l)	135	143
2.643% 7/1/37 (l)	264	281
3% 5/1/27	52	54
3.5% 3/1/22 to 11/1/43	163,689	163,201
4% 2/1/35 to 6/1/43	23,798	24,872
4% 12/1/43 (j)	34,200	35,694
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/43 (j)	$ 26,600	$ 27,762
4% 12/1/43 (j)	400	417
4.5% 11/1/19 to 8/1/41	10,206	10,892
4.5% 12/1/43 (j)	73,300	78,242
5% 12/1/43 (j)	28,200	30,672
5.5% 12/1/43 (j)	20,950	22,921
6% 7/1/35 to 8/1/37	4,306	4,771
6.5% 7/1/32 to 8/1/36	676	760
TOTAL FANNIE MAE		400,682
Freddie Mac - 0.1%
3.064% 10/1/35 (l)	184	197
3.5% 6/1/42 to 10/1/43	11,109	11,057
4% 6/1/24 to 9/1/25	3,311	3,509
5% 3/1/19	1,674	1,773
5.5% 1/1/38	899	976
6% 7/1/37 to 8/1/37	425	466
6.5% 3/1/36	2,422	2,737
TOTAL FREDDIE MAC		20,715
Ginnie Mae - 0.1%
4% 1/15/25 to 5/15/43	8,252	8,769
4% 12/1/43 (j)	6,200	6,541
5.5% 6/15/35 to 9/15/39	3,682	4,062
6% 2/15/34 to 9/20/38	6,575	7,425
TOTAL GINNIE MAE		26,797
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $451,419)		448,194
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (l)	504	447
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (l)	249	231
Series 2005-HE2 Class M2, 0.841% 4/25/35 (l)	4	4
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,264
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust Series 2013-4: - continued
Class D, 3.31% 10/8/19	$ 770	$ 789
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (l)	46	41
Series 2004-R2 Class M3, 0.991% 4/25/34 (l)	68	42
Series 2005-R2 Class M1, 0.616% 4/25/35 (l)	984	971
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (l)	36	34
Series 2004-W11 Class M2, 1.216% 11/25/34 (l)	426	385
Series 2004-W7 Class M1, 0.991% 5/25/34 (l)	1,108	1,018
Series 2006-W4 Class A2C, 0.326% 5/25/36 (l)	939	301
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.991% 4/25/34 (l)	1,567	1,467
Series 2006-HE2 Class M1, 0.536% 3/25/36 (l)	24	1
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (h)(l)	146	125
Class C, 1.268% 7/20/39 (h)(l)	258	10
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (l)	1,368	781
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (h)	1,141	1,141
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.621% 4/25/34 (l)	70	53
Series 2004-4 Class M2, 0.961% 6/25/34 (l)	356	312
Series 2004-7 Class AF5, 5.37% 1/25/35	2,034	2,148
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (l)	30	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (l)	221	174
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (l)	13	11
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (l)	720	582
Class M4, 1.186% 1/25/35 (l)	276	111
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (h)(l)	2,160	1,826
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (h)(l)	56	53
Series 2006-2A:
Class A, 0.3477% 11/15/34 (h)(l)	788	721
Class B, 0.4477% 11/15/34 (h)(l)	285	240
Class C, 0.5477% 11/15/34 (h)(l)	473	396
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Class D, 0.9177% 11/15/34 (h)(l)	$ 180	$ 118
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (h)(l)	911	910
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (l)	229	219
Series 2003-3 Class M1, 1.456% 8/25/33 (l)	423	395
Series 2003-5 Class A2, 0.866% 12/25/33 (l)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (l)	1,137	575
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (l)	2,497	137
Series 2007-CH1 Class AV4, 0.296% 11/25/36 (l)	1,136	1,116
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (l)	265	260
Series 2006-A Class 2C, 1.3976% 3/27/42 (l)	2,016	311
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (l)	384	10
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (l)	96	77
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (l)	351	304
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (l)	566	549
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (l)	1,715	1,610
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (l)	44	43
Series 2005-NC1 Class M1, 0.606% 1/25/35 (l)	303	281
Series 2005-NC2 Class B1, 1.336% 3/25/35 (l)	246	123
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (l)	1,083	909
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (e)(h)(l)	429	0
Series 2006-1A Class A, 1.568% 3/20/11 (e)(h)(l)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (l)	405	335
Class M4, 1.616% 9/25/34 (l)	519	160
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (l)	1,120	916
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (l)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (l)	792	649
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (l)	$ 824	$ 728
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (l)	39	28
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	192	191
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (l)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(l)	1,527	46
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (h)(l)	1,358	1,270
TOTAL ASSET-BACKED SECURITIES (Cost $22,128)		28,023
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.726% 1/25/35 (l)	1,123	1,097
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (l)	728	730
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.238% 12/20/54 (h)(l)	5,570	5,495
Class A5, 0.308% 12/20/54 (h)(l)	4,147	4,097
Series 2006-2 Class A4, 0.248% 12/20/54 (l)	1,662	1,640
Series 2006-3:
Class A3, 0.248% 12/20/54 (l)	801	790
Class A7, 0.368% 12/20/54 (l)	870	861
Class M2, 0.728% 12/20/54 (l)	4,540	4,261
Series 2006-4:
Class A4, 0.268% 12/20/54 (l)	2,552	2,519
Class B1, 0.348% 12/20/54 (l)	3,154	2,980
Class M1, 0.508% 12/20/54 (l)	829	773
Series 2007-1:
Class 1B1, 0.308% 12/20/54 (l)	5,012	4,726
Class 1M1, 0.468% 12/20/54 (l)	1,114	1,053
Class 2A1, 0.308% 12/20/54 (l)	2,002	1,978
Class 2M1, 0.668% 12/20/54 (l)	1,431	1,334
Series 2007-2:
Class 1B1, 0.3275% 12/17/54 (l)	767	724
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2007-2:
Class 2C1, 1.0275% 12/17/54 (l)	$ 1,981	$ 1,791
Class 3A1, 0.3475% 12/17/54 (l)	357	353
sequential payer Series 2006-3 Class B2, 0.508% 12/20/54 (l)	4,550	4,337
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (l)	326	323
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (l)	1,235	1,008
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (l)	432	332
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (l)	799	709
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (l)	1,154	1,132
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (h)(l)	487	447
Class B6, 3.0185% 7/10/35 (h)(l)	104	94
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (h)(l)	8	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (l)	22	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (l)	154	153
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3702% 9/25/36 (l)	1,777	1,555
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.806% 9/25/43 (l)	2,790	2,677
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,583)		49,998
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (l)(n)	343	10
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (l)	458	472
Series 2006-3 Class A4, 5.889% 7/10/44	680	743
Series 2006-5 Class A2, 5.317% 9/10/47	2,269	2,283
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,870
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-4 Class A3, 5.8111% 2/10/51 (l)	$ 558	$ 571
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	2,833	2,938
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	50
Series 2007-3:
Class A3, 5.5593% 6/10/49 (l)	1,523	1,530
Class A4, 5.5593% 6/10/49 (l)	1,901	2,113
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,167
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (h)(l)	33	25
Series 2005-3A:
Class A2, 0.566% 11/25/35 (h)(l)	302	256
Class M1, 0.606% 11/25/35 (h)(l)	40	28
Class M2, 0.656% 11/25/35 (h)(l)	50	35
Class M3, 0.676% 11/25/35 (h)(l)	45	31
Class M4, 0.766% 11/25/35 (h)(l)	56	36
Series 2005-4A:
Class A2, 0.556% 1/25/36 (h)(l)	787	660
Class B1, 1.566% 1/25/36 (h)(l)	68	14
Class M1, 0.616% 1/25/36 (h)(l)	254	141
Class M2, 0.636% 1/25/36 (h)(l)	76	40
Class M3, 0.666% 1/25/36 (h)(l)	111	57
Class M4, 0.776% 1/25/36 (h)(l)	62	30
Class M5, 0.816% 1/25/36 (h)(l)	62	22
Class M6, 0.866% 1/25/36 (h)(l)	65	20
Series 2006-1:
Class A2, 0.526% 4/25/36 (h)(l)	123	101
Class M1, 0.546% 4/25/36 (h)(l)	44	31
Class M2, 0.566% 4/25/36 (h)(l)	47	32
Class M3, 0.586% 4/25/36 (h)(l)	40	26
Class M4, 0.686% 4/25/36 (h)(l)	23	14
Class M5, 0.726% 4/25/36 (h)(l)	22	12
Class M6, 0.806% 4/25/36 (h)(l)	44	20
Series 2006-2A:
Class M1, 0.476% 7/25/36 (h)(l)	114	78
Class M2, 0.496% 7/25/36 (h)(l)	80	52
Class M3, 0.516% 7/25/36 (h)(l)	66	39
Class M4, 0.586% 7/25/36 (h)(l)	45	21
Class M5, 0.636% 7/25/36 (h)(l)	55	24
Series 2006-3A Class M4, 0.596% 10/25/36 (h)(l)	71	11
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A2, 0.436% 12/25/36 (h)(l)	$ 2,395	$ 1,756
Class M1, 0.456% 12/25/36 (h)(l)	159	88
Class M2, 0.476% 12/25/36 (h)(l)	106	29
Class M3, 0.506% 12/25/36 (h)(l)	108	22
Series 2007-1 Class A2, 0.436% 3/25/37 (h)(l)	499	343
Series 2007-2A:
Class A1, 0.436% 7/25/37 (h)(l)	486	390
Class A2, 0.486% 7/25/37 (h)(l)	456	245
Class M1, 0.536% 7/25/37 (h)(l)	160	44
Class M2, 0.576% 7/25/37 (h)(l)	88	15
Class M3, 0.656% 7/25/37 (h)(l)	88	9
Class M4, 0.816% 7/25/37 (h)(l)	175	6
Class M5, 0.916% 7/25/37 (h)(l)	5	0
Series 2007-3:
Class A2, 0.456% 7/25/37 (h)(l)	480	326
Class M1, 0.476% 7/25/37 (h)(l)	96	45
Class M2, 0.506% 7/25/37 (h)(l)	102	30
Class M3, 0.536% 7/25/37 (h)(l)	160	37
Class M4, 0.666% 7/25/37 (h)(l)	252	51
Class M5, 0.766% 7/25/37 (h)(l)	132	19
Class M6, 0.966% 7/25/37 (h)(l)	60	5
Series 2007-4A:
Class M1, 1.116% 9/25/37 (h)(l)	187	17
Class M2, 1.216% 9/25/37 (h)(l)	187	14
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(n)	1,212	47
Series 2006-3A, Class IO, 0% 10/25/36 (h)(l)(n)	21,273	492
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(l)(n)	3,154	221
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (h)(l)	452	429
Class E, 0.4677% 3/15/22 (h)(l)	2,347	2,183
Class F, 0.5177% 3/15/22 (h)(l)	1,440	1,310
Class G, 0.5677% 3/15/22 (h)(l)	369	329
Class H, 0.7177% 3/15/22 (h)(l)	452	392
Class J, 0.8677% 3/15/22 (h)(l)	452	382
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	1,789	1,796
Series 2007-PW16:
Class A4, 5.7077% 6/11/40 (l)	534	604
Class AAB, 5.7077% 6/11/40 (l)	3,447	3,578
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,970
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (h)(l)(n)	$ 8,606	$ 1
Series 2006-T22 Class A4, 5.5794% 4/12/38 (l)	114	124
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (h)(l)(n)	58,559	346
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(l)(n)	28,415	102
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(l)	290	144
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (h)(l)	404	385
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	564	570
Class XCL, 1.1666% 5/15/35 (h)(l)(n)	2,299	33
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7051% 12/10/49 (l)	3,035	3,433
Citigroup/Deutsche Bank Commercial Mortgage Trust
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	906
Class A4, 5.322% 12/11/49	12,448	13,741
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	171
Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	744
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (h)(l)	96	95
Series 2006-FL12 Class AJ, 0.2977% 12/15/20 (h)(l)	368	364
Series 2006-C8 Class XP, 0.4664% 12/10/46 (l)(n)	9,656	0
COMM pass-thru certificates:
sequential payer Series 2007-C9 Class A4, 5.7998% 12/10/49 (l)	2,018	2,294
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,038	1,135
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	232	232
Series 2007-C3 Class A4, 5.6842% 6/15/39 (l)	357	393
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (l)(n)	6,774	0
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	923
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (h)(l)	3,254	2,985
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 33	$ 33
Series 2001-CK6 Class AX, 1.17% 8/15/36 (l)(n)	71	0*
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (h)(l)(n)	292	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (h)(l)	345	340
Class C:
0.3377% 2/15/22 (h)(l)	1,416	1,374
0.4377% 2/15/22 (h)(l)	506	484
Class F, 0.4877% 2/15/22 (h)(l)	1,011	964
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (l)(n)	11,241	10
Class B, 5.487% 2/15/40 (h)(l)	1,394	186
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9685% 12/5/31 (h)(l)	1,380	1,379
Class A2FL, 0.8685% 12/5/31 (h)(l)	1,380	1,372
Class BFL, 1.2685% 12/5/31 (h)(l)	5,070	5,074
Class CFL, 1.6685% 12/5/31 (h)(l)	3,690	3,689
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,105
Series 2001-1 Class X1, 2.0466% 5/15/33 (h)(l)(n)	338	5
Series 2007-C1 Class XP, 0.1588% 12/10/49 (l)(n)	11,845	9
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (h)(l)	343	339
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	31,646
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (h)(l)(n)	13,525	36
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (h)(l)	6,364	6,370
Class D, 2.2018% 3/6/20 (h)(l)	2,144	2,147
Class F, 2.6334% 3/6/20 (h)(l)	94	94
Class G, 2.7903% 3/6/20 (h)(l)	47	47
Class H, 3.3004% 3/6/20 (h)(l)	42	42
Class J, 4.0852% 3/6/20 (h)(l)	60	60
Series 2006-GG6 Class A2, 5.506% 4/10/38	704	708
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (h)(l)(n)	$ 196,352	$ 9,626
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)(j)	1,180	1,194
Class DFX, 4.6112% 11/5/30 (h)(j)	5,308	5,362
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (h)(l)	391	383
Class C, 0.3777% 11/15/18 (h)(l)	277	270
Class D, 0.3977% 11/15/18 (h)(l)	122	117
Class E, 0.4477% 11/15/18 (h)(l)	176	168
Class F, 0.4977% 11/15/18 (h)(l)	265	251
Class G, 0.5277% 11/15/18 (h)(l)	230	218
Class H, 0.6677% 11/15/18 (h)(l)	176	165
sequential payer:
Series 2006-CB14 Class A3B, 5.4862% 12/12/44 (l)	248	250
Series 2006-CB17:
Class A3, 5.45% 12/12/43	75	75
Class A4, 5.429% 12/12/43	2,200	2,396
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,921	8,703
Class A4, 5.399% 5/15/45	581	637
Series 2006-LDP9 Class A3, 5.336% 5/15/47	15,032	16,562
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (l)	3,228	3,616
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (l)	1,028	1,037
Class A4, 5.813% 6/15/49 (l)	31,964	35,926
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,834	16,426
Series 2006-CB17 Class A3, 5.45% 12/12/43	75	75
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (l)	1,230	1,349
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (l)	78	23
Class C, 5.7062% 2/12/49 (l)	204	41
Class D, 5.7062% 2/12/49 (l)	214	34
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)	75	10
Class ES, 5.6968% 1/15/49 (h)(l)	472	20
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (l)	743	839
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (l)	14	10
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	450
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	$ 471	$ 495
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,037
Series 2007-C2 Class A3, 5.43% 2/15/40	1,642	1,823
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (l)(n)	1,246	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,254
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,400	1,569
Class XCP, 0.2787% 9/15/45 (l)(n)	53,192	167
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (h)(l)	116	116
Class H, 0.5677% 9/15/21 (h)(l)	442	418
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4211% 1/12/44 (h)(l)	793	701
Series 2007-C1 Class A4, 5.8524% 6/12/50 (l)	3,452	3,860
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,193
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (l)	46	46
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	440	454
Series 2007-5:
Class A4, 5.378% 8/12/48	7,455	8,181
Class B, 5.479% 8/12/48	2,736	1,137
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	7,400	8,213
Series 2007-7 Class A4, 5.7367% 6/12/50 (l)	3,192	3,561
Series 2006-4 Class XP, 0.6171% 12/12/49 (l)(n)	12,944	85
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	217
Series 2007-7 Class B, 5.7367% 6/12/50 (l)	79	3
Series 2007-8 Class A3, 5.8928% 8/12/49 (l)	787	887
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (h)(l)	272	204
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (h)(l)	523	518
Class D, 0.358% 10/15/20 (h)(l)	507	495
Class E, 0.418% 10/15/20 (h)(l)	634	607
Class F, 0.468% 10/15/20 (h)(l)	380	360
Class G, 0.508% 10/15/20 (h)(l)	470	434
Class H, 0.598% 10/15/20 (h)(l)	296	263
Class J, 0.748% 10/15/20 (h)(l)	171	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	$ 244	$ 248
Series 2006-IQ11 Class A4, 5.6751% 10/15/42 (l)	239	258
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)	466	469
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,520
Class AAB, 5.654% 4/15/49	1,851	1,925
Class B, 5.7265% 4/15/49 (l)	224	44
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	45
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (h)(l)	1,100	1,083
Class G, 0.5275% 9/15/21 (h)(l)	1,351	1,283
Class J, 0.7675% 9/15/21 (h)(l)	300	255
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (h)(l)	3,171	2,882
Class LXR1, 0.8677% 6/15/20 (h)(l)	112	106
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	17,435
Series 2007-C31:
Class A4, 5.509% 4/15/47	42,116	46,389
Class A5, 5.5% 4/15/47	16,000	17,820
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (l)	23,060	25,543
Class A5, 5.9245% 2/15/51 (l)	10,259	11,638
Series 2005-C19 Class B, 4.892% 5/15/44	912	945
Series 2005-C22:
Class B, 5.3794% 12/15/44 (l)	2,022	1,899
Class F, 5.3794% 12/15/44 (h)(l)	1,521	309
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,418
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)	7,994	8,824
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	2,370
Class D, 5.513% 12/15/43 (l)	1,459	921
Class XP, 0.4773% 12/15/43 (h)(l)(n)	6,938	8
Series 2007-C31 Class C, 5.6705% 4/15/47 (l)	251	203
Series 2007-C31A Class A2, 5.421% 4/15/47	3,122	3,127
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7326% 6/15/49 (l)	$ 685	$ 266
Class E, 5.7326% 6/15/49 (l)	1,080	343
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $398,554)		433,562
Municipal Securities - 0.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	1,700	1,732
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,427
7.3% 10/1/39	16,765	21,721
7.5% 4/1/34	7,195	9,367
7.55% 4/1/39	14,205	19,082
7.6% 11/1/40	16,125	21,973
7.625% 3/1/40	2,445	3,298
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,210
Series 2010 C1, 7.781% 1/1/35	6,195	6,842
Series 2012 B, 5.432% 1/1/42	650	521
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	31,954
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	36,090	32,937
Series 2010, 4.421% 1/1/15	4,050	4,175
Series 2010-1, 6.63% 2/1/35	15,425	15,879
Series 2010-3:
6.725% 4/1/35	7,505	7,800
7.35% 7/1/35	4,495	4,895
Series 2011:
5.665% 3/1/18	6,355	6,946
5.877% 3/1/19	13,300	14,411
TOTAL MUNICIPAL SECURITIES (Cost $210,739)		206,170
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)	$ 5,555	$ 5,583
5.75% 9/26/23 (h)	5,082	5,082
Brazilian Federative Republic:
4.25% 1/7/25	5,240	4,926
5.625% 1/7/41	5,390	5,188
Italian Republic:
3.125% 1/26/15	9,149	9,378
4.5% 1/21/15	6,859	7,139
4.75% 1/25/16	6,870	7,339
5.375% 6/12/17	4,115	4,519
Russian Federation 3.25% 4/4/17 (h)	800	833
United Mexican States:
4% 10/2/23	12,328	12,217
4.75% 3/8/44	5,572	4,881
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,947)		67,085
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (l)	323	325
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (l)	223	224
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)	375	381
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (l)	535	542
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)(l)	8,755	6,829
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (r)	111	112
5.5% 11/21/19 (l)	259	261
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)	600	630
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (l)	$ 1,665	$ 1,584
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (l)	3,410	3,422
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (l)	8,299	8,326
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)	635	634
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (l)	215	218
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (l)	145	147
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (l)	1,713	1,734
		24,820
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (l)	1,715	1,719
Media - 0.1%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (l)	172	172
Media Holdco, LP Tranche B, term loan 8.25% 7/23/18 (l)	605	607
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (l)	4,280	4,291
Univision Communications, Inc. term loan 4.5% 3/1/20 (l)	2,321	2,327
		7,397
TOTAL CONSUMER DISCRETIONARY		34,485
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (l)	801	807
Tranche 2 LN2, term loan 4.875% 6/21/21 (l)	3,850	3,908
Tranche 2LN, term loan 5.75% 8/21/20 (l)	125	128
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (l)	225	226
		5,069
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)	$ 1,960	$ 1,965
TOTAL CONSUMER STAPLES		7,034
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (l)	3,135	3,194
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)	6,965	7,069
		10,263
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (l)	1,731	1,763
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (l)	1,190	1,203
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)	1,225	1,225
TOTAL FINANCIALS		4,191
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (l)	2,260	2,226
Tranche B 1LN, term loan 4.5% 8/8/19 (l)	2,045	2,040
		4,266
Pharmaceuticals - 0.0%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (l)	1,805	1,805
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 8/5/20 (l)	1,300	1,313
		3,118
TOTAL HEALTH CARE		7,384
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (l)	$ 3,535	$ 3,548
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (l)	419	421
Tranche B 2LN, term loan 8.25% 11/30/20 (l)	355	361
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (l)	150	152
		4,482
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (l)	2,210	2,265
Tranche B2 1LN, term loan 5% 7/10/20 (l)	805	812
		3,077
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (l)	188	188
TOTAL INDUSTRIALS		7,747
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
SafeNet, Inc. Tranche 2LN, term loan 6.2359% 4/12/15 (l)	4,500	4,466
IT Services - 0.1%
First Data Corp. term loan 4.166% 3/24/18 (l)	9,900	9,912
Software - 0.0%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (l)	1,865	1,879
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (l)	70	70
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (l)	2,145	2,199
Tranche B 1LN, term loan 4.5% 10/30/19 (l)	1,172	1,177
		5,325
TOTAL INFORMATION TECHNOLOGY		19,703
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.0%
Chemicals - 0.0%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (l)	$ 1,190	$ 1,202
Tranche B 1LN, term loan 5.5% 7/31/18 (l)	124	125
		1,327
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (l)	1,850	1,869
TOTAL MATERIALS		3,196
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (l)	5,780	5,852
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)	473	484
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (l)	125	128
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (l)	65	65
		6,529
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (l)	950	954
TOTAL TELECOMMUNICATION SERVICES		7,483
UTILITIES - 0.0%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)	487	487
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)	748	757
TOTAL UTILITIES		1,244
TOTAL BANK LOAN OBLIGATIONS (Cost $101,548)		102,730
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Fifth Third Bank 4.75% 2/1/15 (Cost $692)	$ 680	$ 711
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. 5.2% (i)(l)	1,665	1,542
Citigroup, Inc.:
5.35% (i)(l)	11,740	10,388
5.95% (i)(l)	2,950	2,814
JPMorgan Chase & Co. 5.15% (i)(l)	5,940	5,371
MUFG Capital Finance 1 Ltd. 6.346% (i)(l)	996	1,125
		21,240
TOTAL PREFERRED SECURITIES (Cost $23,182)		21,240
Fixed-Income Funds - 3.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m) (Cost $742,850)	7,351,855	782,090
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (b)	527,701,154	527,701
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	56,956,079	56,956
TOTAL MONEY MARKET FUNDS (Cost $584,657)		584,657
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $40,960)	$ 40,960	$ 40,960
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $18,410,118)		22,919,377
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(180,150)
NET ASSETS - 100%		$ 22,739,227
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 1,542	$ (1,458)	$ 0	$ (1,458)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,264	(1,195)	0	(1,195)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	290	(274)	0	(274)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,264	(1,195)	0	(1,195)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,229	(1,162)	0	(1,162)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,055	(998)	0	(998)
TOTAL CREDIT DEFAULT SWAPS						$ (6,282)	$ 0	$ (6,282)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $729,034,000 or 3.2% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $8,701,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $239,282,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 11,328
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 3,220
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Deem, Inc.	9/19/13	$ 8,065
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Security	Acquisition Date	Acquisition Cost (000s)
Mobileye NV Series F	8/15/13	$ 12,902
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000

(q) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $154,000.

(r) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $111,000 and $112,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$40,960,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 6,567
Mizuho Securities USA, Inc.	31,766
RBS Securities, Inc.	2,627
$ 40,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 81
Fidelity Mortgage Backed Securities Central Fund	6,015
Fidelity Securities Lending Cash Central Fund	217
Total	$ 6,313
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,242,061	$ 6,015	$ 480,095	$ 782,090	7.7%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 6,724	$ -	$ -	$ -	$ 4,796
TherapeuticsMD, Inc.	17,941	-	717	-	41,426
Total	$ 24,665	$ -	$ 717	$ -	$ 46,222
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,636,760	$ 2,414,693	$ 19,278	$ 202,789
Consumer Staples	1,318,176	1,318,176	-	-
Energy	1,315,722	1,315,722	-	-
Financials	2,667,079	2,629,869	29,145	8,065
Health Care	2,747,458	2,747,458	-	-
Industrials	1,427,874	1,427,757	-	117
Information Technology	3,072,252	3,058,356	-	13,896
Materials	475,454	475,454	-	-
Telecommunication Services	179,792	178,659	-	1,133
Utilities	203,764	203,764	-	-
Corporate Bonds	2,870,772	-	2,856,064	14,708
U.S. Government and Government Agency Obligations	1,238,843	-	1,238,843	-
U.S. Government Agency - Mortgage Securities	448,194	-	448,194	-
Asset-Backed Securities	28,023	-	25,635	2,388
Collateralized Mortgage Obligations	49,998	-	49,457	541
Commercial Mortgage Securities	433,562	-	432,444	1,118
Municipal Securities	206,170	-	206,170	-
Foreign Government and Government Agency Obligations	67,085	-	67,085	-
Bank Loan Obligations	102,730	-	95,294	7,436
Bank Notes	711	-	711	-
Preferred Securities	21,240	-	21,240	-
Fixed-Income Funds	782,090	782,090	-	-
Other	11	-	-	11
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 584,657	$ 584,657	$ -	$ -
Cash Equivalents	40,960	-	40,960	-
Total Investments in Securities:	$ 22,919,377	$ 17,136,655	$ 5,530,520	$ 252,202
Derivative Instruments:
Liabilities
Swaps	$ (6,282)	$ -	$ (6,282)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 245,076
Net Realized Gain (Loss) on Investment Securities	309
Net Unrealized Gain (Loss) on Investment Securities	5,832
Cost of Purchases	8,221
Proceeds of Sales	(2,631)
Amortization/Accretion	201
Transfers into Level 3	610
Transfers out of Level 3	(5,416)
Ending Balance	$ 252,202
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2013	$ 5,724

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $18,462,792,000. Net unrealized appreciation aggregated $4,456,585,000, of which $4,645,080,000 related to appreciated investment securities and $188,495,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 11/30/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 72	Expected distribution	Recovery rate	0% - 3%/ 3.0%	Increase
		Market comparable	Spread	2.0%	Decrease
Bank Loan Obligations	$ 6,829	Discounted cash flow	Discount rate	15.0%	Decrease
		Market comparable	EV/EBITDA multiple	7.0	Increase
Collateralized Mortgage Obligations	$ 541	Discounted cash flow	Yield	7.5% - 8.5%/ 7.7%	Decrease
Commercial Mortgage Securities	$ 868	Discounted cash flow	Discounted rate	30.0%	Decrease
			Yield	10% - 12%/ 11.1%	Decrease
		Expected distribution	Recovery Rate	70.0%	Increase
		Market comparable	Quoted price	$94.50	Increase
Common Stock	$ 150,180	Conversion terms	N/A	$0.00
		Discounted cash flow	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0% - 1%/1.0%	Increase
		Market comparable	Transaction price	$71.14	Increase
			EV/EBITDA multiple	5.0 - 22.0/ 16.7	Increase
Asset Type	Fair Value at 11/30/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 14,708	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Transaction price	$100.00	Increase
Preferred Stocks	$ 75,698	Market comparable	Transaction price	$4.62 - $34.90/ $26.44	Increase
			EV/EBITDA multiple	5.0 - 14.2/ 14.0	Increase
			EV/Sales multiple	2.0 - 3.0/2.6	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014